UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22148

            Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                     Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                     Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-983-0903

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi- annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders April 30, 2020
PSR	Invesco Active U.S. Real Estate ETF
PSMB	Invesco Balanced Multi-Asset Allocation ETF
PSMC	Invesco Conservative Multi-Asset Allocation ETF
PSMG	Invesco Growth Multi-Asset Allocation ETF
PSMM	Invesco Moderately Conservative Multi-Asset Allocation ETF

PHDG	Invesco S&P 500® Downside Hedged ETF

GTO	Invesco Total Return Bond ETF

GSY	Invesco Ultra Short Duration ETF

VRIG	Invesco Variable Rate Investment Grade ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Liquidity Risk Management Program

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Active U.S. Real Estate ETF (PSR)

April 30, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Apartments-11.27%
American Campus Communities, Inc.	12,095	$426,832
Apartment Investment & Management Co., Class A	22,313	840,531
AvalonBay Communities, Inc.	15,034	2,449,790
Camden Property Trust	13,040	1,148,433
Equity Residential	39,546	2,572,863
Essex Property Trust, Inc.	8,026	1,959,147
Mid-America Apartment Communities, Inc.	15,818	1,770,350
UDR, Inc.	31,553	1,182,291

		12,350,237

Data Centers-10.44%
CoreSite Realty Corp.	5,599	678,543
Digital Realty Trust, Inc.	31,064	4,643,757
Equinix, Inc.	7,673	5,180,810
QTS Realty Trust, Inc., Class A	14,999	937,887

		11,440,997

Diversified-3.35%
VEREIT, Inc.	165,970	909,515
Vornado Realty Trust	23,765	1,041,382
Washington REIT	21,155	493,335
WP Carey, Inc.	18,641	1,226,205

		3,670,437

Free Standing-3.62%
National Retail Properties, Inc.	24,782	808,884
Realty Income Corp.	34,826	1,912,644
Spirit Realty Capital, Inc.	25,571	786,564
STORE Capital Corp.	22,844	458,479

		3,966,571

Health Care-9.11%
Community Healthcare Trust, Inc.	10,390	386,508
Healthcare Realty Trust, Inc.	18,411	541,099
Healthcare Trust of America, Inc., Class A	18,353	452,034
Healthpeak Properties, Inc.	64,674	1,690,578
LTC Properties, Inc.	8,398	298,969
Medical Properties Trust, Inc.	56,455	967,639
National Health Investors, Inc.	10,690	588,591
Omega Healthcare Investors, Inc.	29,705	865,901
Sabra Health Care REIT, Inc.	25,465	326,461
Ventas, Inc.	43,925	1,420,974
Welltower, Inc.	47,676	2,442,442

		9,981,196

Industrial-11.18%
Americold Realty Trust	13,911	425,538
Duke Realty Corp.	45,997	1,596,096
EastGroup Properties, Inc.	6,728	713,168
First Industrial Realty Trust, Inc.	15,801	596,804
Prologis, Inc.	81,343	7,258,236
Rexford Industrial Realty, Inc.	16,750	682,060
STAG Industrial, Inc.	13,397	351,671
Terreno Realty Corp.	11,426	626,373

		12,249,946

Infrastructure REITs-20.21%
American Tower Corp.	44,091	10,493,658

	Shares	Value
Infrastructure REITs-(continued)
Crown Castle International Corp.	45,447	$7,245,615
SBA Communications Corp., Class A	15,216	4,411,423

		22,150,696

Lodging Resorts-1.86%
Host Hotels & Resorts, Inc.	97,008	1,194,169
Ryman Hospitality Properties, Inc.	10,189	360,079
Sunstone Hotel Investors, Inc.	53,062	487,640

		2,041,888

Manufactured Homes-2.54%
Equity LifeStyle Properties, Inc.	22,813	1,375,852
Sun Communities, Inc.	10,456	1,405,286

		2,781,138

Office-8.72%
Alexandria Real Estate Equities, Inc.	13,738	2,158,102
Boston Properties, Inc.	18,807	1,827,664
Columbia Property Trust, Inc.	37,290	532,874
Corporate Office Properties Trust	22,630	597,885
Douglas Emmett, Inc.	25,231	769,293
Empire State Realty Trust, Inc., Class A	37,490	313,416
Highwoods Properties, Inc.	11,492	446,005
Hudson Pacific Properties, Inc.	14,801	363,809
Kilroy Realty Corp.	10,071	627,021
Paramount Group, Inc.	59,994	578,942
Piedmont Office Realty Trust, Inc., Class A	33,771	585,927
SL Green Realty Corp.	14,205	753,575

		9,554,513

Regional Malls-2.09%
Simon Property Group, Inc.	34,350	2,293,550

Self Storage-4.50%
Extra Space Storage, Inc.	14,502	1,279,657
Life Storage, Inc.	7,573	663,319
Public Storage	16,145	2,994,090

		4,937,066

Shopping Centers-3.55%
Brixmor Property Group, Inc.	59,500	681,275
Federal Realty Investment Trust	6,580	547,916
Kimco Realty Corp.	51,555	562,465
Regency Centers Corp.	18,202	799,250
Retail Properties of America, Inc., Class A	88,840	550,808
SITE Centers Corp.	64,686	391,997
Weingarten Realty Investors	19,373	352,395

		3,886,106

Single Family Homes-2.35%
American Homes 4 Rent, Class A	39,824	961,352
Invitation Homes, Inc.	68,045	1,609,264

		2,570,616

Specialty-2.86%
Gaming and Leisure Properties, Inc.	24,153	682,081
Iron Mountain, Inc.	20,769	502,194
Lamar Advertising Co., Class A	12,744	734,692
National Storage Affiliates Trust	19,490	555,075
VICI Properties, Inc.	37,888	660,009

		3,134,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Timber REITs-2.25%
Rayonier, Inc.	12,631	$303,523
Weyerhaeuser Co.	98,656	2,157,607

		2,461,130

Total Common Stocks & Other Equity Interests (Cost $124,416,564)		109,470,138

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(b)(c) (Cost $74,964)	74,964	74,964

TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $124,491,528)		109,545,102
OTHER ASSETS LESS LIABILITIES-0.03%		29,609

NET ASSETS-100.00%		$109,574,711

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$11,713	$2,019,393	$(1,956,142)	$-	$-	$74,964	$445
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	935,723	11,727,641	(12,663,364)	-	-	-	2,028
Invesco Liquid Assets Portfolio, Institutional Class*	311,908	2,610,152	(2,921,834)	-	(226)	-	824

Total	$1,259,344	$16,357,186	$(17,541,340)	$-	$(226)	$74,964	$3,297

*	At April 30, 2020, this security was no longer held.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Property Type and Sub-Industry Breakdown
(% of the Fund’s Net Assets)
as of April 30, 2020
Infrastructure REITs	20.21
Apartments	11.27
Industrial	11.18
Data Centers	10.44
Health Care	9.11
Office	8.72
Self Storage	4.50
Free Standing	3.62
Shopping Centers	3.55
Diversified	3.35
Specialty	2.86
Manufactured Homes	2.54
Single Family Homes	2.35
Timber REITs	2.25
Regional Malls	2.09
Lodging Resorts	1.86
Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

April 30, 2020

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-114.05%(a)

	% of Net Assets 04/30/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/20	Value 04/30/20
Domestic Equity Funds-44.00%
Invesco RAFI™ Strategic US ETF(b)	14.12%	$596,435	$260,427	$(83,059)	$(59,732)	$(3,615)	$7,100	29,801	$710,456
Invesco RAFI™ Strategic US Small Company ETF(b)	8.03%	319,581	179,653	(37,231)	(52,541)	(5,257)	2,224	20,842	404,205
Invesco S&P 500® Low Volatility ETF(b)	7.42%	319,168	145,840	(42,200)	(46,804)	(2,952)	4,653	7,470	373,052
Invesco S&P 500® Pure Growth ETF	12.25%	506,192	219,788	(98,308)	(5,139)	(6,210)	2,568	5,279	616,323
Invesco S&P MidCap Low Volatility ETF	2.18%	91,816	47,084	(8,018)	(19,805)	(1,416)	1,489	2,590	109,661

Total Domestic Equity Funds		1,833,192	852,792	(268,816)	(184,021)	(19,450)	18,034		2,213,697

Fixed Income Funds-38.98%
Invesco Corporate Income Defensive ETF*	-	122,030	43,238	(165,392)	(212)	857	1,388	-	-
Invesco Corporate Income Value ETF*	-	69,225	24,801	(95,293)	802	465	1,136	-	-
Invesco Emerging Markets Sovereign Debt ETF(b)	3.78%	159,979	75,781	(11,600)	(33,996)	50	4,808	7,767	190,214
Invesco Fundamental High Yield® Corporate Bond ETF	4.48%	-	267,056	(16,129)	(21,075)	(4,230)	2,425	12,834	225,622
Invesco Investment Grade Defensive ETF	5.92%	257,289	121,861	(82,366)	5,221	(3,773)	3,222	11,099	298,010
Invesco Investment Grade Value ETF	3.32%	144,080	55,367	(26,701)	(2,356)	(2,549)	2,333	6,230	166,995
Invesco Senior Loan ETF(b)	1.86%	79,914	31,513	(9,454)	(6,422)	(2,064)	2,069	4,456	93,487
Invesco Taxable Municipal Bond ETF(b)	6.36%	282,660	102,707	(53,511)	(3,993)	(8,039)	5,928	10,121	319,824
Invesco Variable Rate Investment Grade ETF	13.26%	574,643	272,583	(131,939)	(31,685)	(16,679)	9,046	28,164	666,923

Total Fixed Income Funds		1,689,820	994,907	(592,385)	(93,716)	(35,962)	32,355		1,961,075

Foreign Equity Funds-17.02%
Invesco RAFI™ Strategic Developedex-US ETF(b)	8.11%	338,025	170,279	(19,609)	(81,631)	780	5,146	20,076	407,844
Invesco RAFI™ Strategic Emerging Markets ETF	2.08%	89,460	45,594	(9,794)	(20,629)	(51)	413	4,980	104,580
Invesco S&P Emerging Markets Low Volatility ETF	1.20%	50,608	25,981	(2,552)	(13,546)	(73)	989	3,224	60,418
Invesco S&P International Developed Low Volatility ETF	5.63%	243,857	111,918	(1,026)	(71,165)	(13)	9,449	10,581	283,571

Total Foreign Equity Funds		721,950	353,772	(32,981)	(186,971)	643	15,997		856,413

Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(c)*	-	1,464	174,142	(175,606)	-	-	44	-	-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $5,461,248)	100.00%	4,246,426	2,375,613	(1,069,788)	(464,708)	(54,769)	66,430		5,031,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Balanced Multi-Asset Allocation ETF (PSMB)–(continued)

April 30, 2020

(Unaudited)

Schedule of Investments in Affiliated Issuers-114.05%(a)

	% of Net Assets 04/30/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income	Shares 04/30/20	Value 04/30/20

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)*	-	$917,158	$6,769,761	$(7,686,919)	$-	$-		$3,624	-	$-
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)*	-	305,719	1,851,282	(2,156,871)	(9)	(121)		1,380	-	-
Invesco Private Government Fund, 0.01%(d)(e)	14.05%	-	1,448,661	(741,529)	-	-		-	707,132	707,132

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $707,132)	14.05%	1,222,877	10,069,704	(10,585,319)	(9)	(121)		5,004		707,132

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,168,380)	114.05%	$5,469,303	$12,445,317	$(11,655,107)	$(464,717)	$(54,890	)(f)	$71,434		$5,738,317

OTHER ASSETS LESS LIABILITIES	(14.05)%									(707,088)

NET ASSETS	100.00%									$5,031,229

Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Corporate Income Defensive ETF	$521
Invesco Investment Grade Defensive ETF	222
Invesco Investment Grade Value ETF	846

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Balanced Multi-Asset Allocation ETF (PSMB)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2020
U.S. Equities	44.00
Fixed Income	38.98
International and Developed Equities	15.82
Emerging Markets Equities	1.20
Money Market Funds Plus Other Assets Less Liabilities	0.00

*	Reflects exposure achieved through investments in underlying funds

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

April 30, 2020

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-113.21%(a)

	% of Net Assets 04/30/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/20	Value 04/30/20
Domestic Equity Funds-24.37%
Invesco Preferred ETF	7.90%	$302,057	$141,892	$(46,426)	$(9,892)	$(3,606)	$9,431	27,025	$384,025
Invesco RAFI™ Strategic US ETF	6.99%	268,579	143,251	(52,606)	(15,701)	(3,398)	3,157	14,267	340,125
Invesco S&P 500® Low Volatility ETF(b)	3.34%	130,799	69,624	(22,035)	(14,032)	(1,751)	1,926	3,256	162,605
Invesco S&P 500® Pure Growth ETF	6.14%	230,813	119,817	(57,420)	8,656	(3,336)	1,156	2,557	298,530

Total Domestic Equity Funds		932,248	474,584	(178,487)	(30,969)	(12,091)	15,670		1,185,285

Fixed Income Funds-71.56%
Invesco Corporate Income Defensive ETF*	-	213,772	71,803	(285,972)	(2,249)	3,547	2,410	-	-
Invesco Corporate Income Value ETF*	-	120,127	40,869	(163,214)	1,638	580	1,954	-	-
Invesco Emerging Markets Sovereign Debt ETF(b)	5.91%	227,496	119,233	(14,541)	(44,884)	184	6,887	11,739	287,488
Invesco Fundamental High Yield® Corporate Bond ETF	8.61%	-	457,174	-	(38,348)	-	4,310	23,824	418,826
Invesco Investment Grade Defensive ETF	9.87%	389,648	165,246	(79,913)	8,635	(3,471)	4,893	17,870	479,813
Invesco Investment Grade Value ETF	5.55%	219,220	74,169	(17,785)	(3,956)	(264)	3,567	10,077	270,114
Invesco PureBetaSM 0-5 Yr US TIPS ETF	7.17%	282,889	136,343	(71,448)	2,175	(1,503)	1,358	13,891	348,456
Invesco Senior Loan ETF(b)	7.75%	303,073	119,748	(19,771)	(24,900)	(1,244)	7,711	17,965	376,906
Invesco Taxable Municipal Bond ETF(b)	6.80%	274,870	93,182	(31,145)	(5,468)	(808)	5,793	10,463	330,631
Invesco Variable Rate Investment Grade ETF	19.90%	784,587	338,769	(96,479)	(47,631)	(11,231)	12,389	40,879	968,015

Total Fixed Income Funds		2,815,682	1,616,536	(780,268)	(154,988)	(14,210)	51,272		3,480,249

Foreign Equity Funds-4.07%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	2.08%	78,550	46,841	(8,148)	(15,808)	(673)	1,181	4,960	100,762
Invesco S&P International Developed Low Volatility ETF	1.99%	78,370	41,266	(1,963)	(20,560)	(258)	2,996	3,614	96,855

Total Foreign Equity Funds		156,920	88,107	(10,111)	(36,368)	(931)	4,177		197,617

Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(c)*	-	1,784	142,584	(144,368)	-	-	39	-	-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $5,001,615)	100.00%	3,906,634	2,321,811	(1,113,234)	(222,325)	(27,232)	71,158		4,863,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Conservative Multi-Asset Allocation ETF (PSMC)–(continued)

April 30, 2020

(Unaudited)

Schedule of Investments in Affiliated Issuers-113.21%(a)

	% of Net Assets 04/30/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income	Shares 04/30/20	Value 04/30/20

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)*	-	$817,399	$7,593,858	$(8,411,257)	$-	$-		$3,529	-	$-
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)*	-	272,126	2,194,007	(2,466,029)	-	(104)		1,358	-	-
Invesco Private Government Fund, 0.01%(d)(e)	13.21%	-	1,367,331	(724,738)	-	-		-	642,593	642,593

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $642,593)	13.21%	1,089,525	11,155,196	(11,602,024)	-	(104)		4,887		642,593

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,644,208)	113.21%	$4,996,159	$13,477,007	$(12,715,258)	$(222,325)	$(27,336	)(f)	$76,045		$5,505,744

OTHER ASSETS LESS LIABILITIES	(13.21)%									(642,492)

NET ASSETS	100.00%									$4,863,252

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Corporate Income Defensive ETF	$901
Invesco Investment Grade Defensive ETF	332
Invesco Investment Grade Value ETF	1,270

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Conservative Multi-Asset Allocation ETF (PSMC)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2020
Fixed Income	71.56
U.S. Equities	24.37
International and Developed Equities	4.07
Money Market Funds Plus Other Assets Less Liabilities	0.00

*	Reflects exposure achieved through investments in underlying funds

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Growth Multi-Asset Allocation ETF (PSMG)

April 30, 2020

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-114.88%(a)

	% of Net Assets 04/30/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/20	Value 04/30/20
Domestic Equity Funds-55.88%
Invesco RAFI™ Strategic US ETF(b)	16.58%	$729,711	$999,366	$(826,863)	$(110,699)	$66,081	$12,434	35,973	$857,596
Invesco RAFI™ Strategic US Small Company ETF(b)	8.77%	363,625	545,660	(408,327)	(59,732)	12,531	3,722	23,397	453,757
Invesco S&P 500® Low Volatility ETF(b)	9.40%	421,930	596,364	(472,150)	(127,415)	67,786	6,478	9,742	486,515
Invesco S&P 500® Pure Growth ETF	15.49%	667,177	921,034	(796,560)	(31,870)	41,708	4,949	6,865	801,489
Invesco S&P MidCap Low Volatility ETF	2.21%	97,150	142,854	(103,936)	(32,159)	10,578	2,303	2,704	114,487
Invesco S&P SmallCap Low Volatility ETF	3.43%	146,684	229,413	(151,191)	(58,237)	10,823	4,630	5,051	177,492

Total Domestic Equity Funds		2,426,277	3,434,691	(2,759,027)	(420,112)	209,507	34,516		2,891,336

Fixed Income Funds-19.28%
Invesco Emerging Markets Sovereign Debt ETF	1.78%	78,387	120,530	(90,612)	(20,388)	4,043	2,490	3,755	91,960
Invesco Investment Grade Defensive ETF	3.90%	176,715	271,705	(245,441)	(1,370)	637	2,353	7,521	201,940
Invesco Investment Grade Value ETF	2.18%	98,627	142,974	(122,728)	(6,931)	1,990	1,696	4,207	112,769
Invesco Taxable Municipal Bond ETF(b)	4.27%	197,840	281,273	(242,917)	(15,596)	252	4,407	6,989	220,852
Invesco Variable Rate Investment Grade ETF	7.15%	323,422	493,848	(418,074)	(17,766)	(11,098)	5,529	15,639	370,332

Total Fixed Income Funds		874,991	1,310,330	(1,119,772)	(62,051)	(4,176)	16,475		997,853

Foreign Equity Funds-24.84%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	11.48%	499,175	726,953	(536,082)	(125,219)	29,387	10,694	29,250	594,214
Invesco RAFI™ Strategic Emerging Markets ETF	3.44%	154,229	230,337	(183,653)	(29,426)	6,404	1,215	8,471	177,891
Invesco S&P Emerging Markets Low Volatility ETF	1.99%	87,246	131,785	(96,812)	(19,928)	760	2,328	5,499	103,051
Invesco S&P International Developed Low Volatility ETF	7.93%	357,558	528,382	(367,088)	(131,969)	23,318	24,592	15,306	410,201

Total Foreign Equity Funds		1,098,208	1,617,457	(1,183,635)	(306,542)	59,869	38,829		1,285,357

Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(c)*	-	1,261	169,422	(170,683)	-	-	41	-	-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $5,817,068)	100.00%	4,400,737	6,531,900	(5,233,117)	(788,705)	265,200	89,861		5,174,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Growth Multi-Asset Allocation ETF (PSMG)–(continued)

April 30, 2020

(Unaudited)

Schedule of Investments in Affiliated Issuers-114.88%(a)

	% of Net Assets 04/30/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/20	Value 04/30/20

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)*	-	$726,652	$6,247,865	$(6,974,517)	$-	$-	$3,938	-	$-
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)*	-	241,033	1,703,219	(1,944,133)	-	(119)	1,510	-	-
Invesco Private Government Fund, 0.01%(d)(e)	14.88%	-	1,455,925	(685,714)	-	-	-	770,211	770,211

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $770,211)	14.88%	967,685	9,407,009	(9,604,364)	-	(119)	5,448		770,211

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,587,279)	114.88%	$5,368,422	$15,938,909	$(14,837,481)	$(788,705)	$265,081(f)	$95,309		$5,944,757

OTHER ASSETS LESS LIABILITIES	(14.88)%								(770,179)

NET ASSETS	100.00%								$5,174,578

Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$306
Invesco Investment Grade Value ETF	1,163

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Growth Multi-Asset Allocation ETF (PSMG)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2020
U.S. Equities	52.45
International and Developed Equities	22.85
Fixed Income	19.28
Equity Exchange-Traded Fund	3.43
Emerging Markets Equities	1.99
Money Market Funds Plus Other Assets Less Liabilities	0.00

*	Reflects exposure achieved through investments in underlying funds

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

April 30, 2020

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-113.24%(a)

	% of Net Assets 04/30/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/20	Value 04/30/20
Domestic Equity Funds-36.67%
Invesco Preferred ETF	5.82%	$316,662	$186,475	$(197,420)	$(24,448)	$13,503	$10,168	20,744	$294,772
Invesco RAFI™ Strategic US ETF	9.94%	542,907	340,374	(370,727)	(42,366)	33,194	6,826	21,115	503,382
Invesco RAFI™ Strategic US Small Company ETF(b)	4.05%	208,100	151,446	(136,639)	(25,375)	7,344	1,572	10,564	204,876
Invesco S&P 500® Low Volatility ETF(b)	5.19%	289,059	178,305	(184,623)	(55,756)	35,999	4,304	5,266	262,984
Invesco S&P 500® Pure Growth ETF	9.37%	500,710	303,097	(364,387)	4,717	29,985	2,741	4,061	474,122
Invesco S&P MidCap Low Volatility ETF	2.30%	125,106	82,696	(73,262)	(26,693)	8,461	2,189	2,747	116,308

Total Domestic Equity Funds		1,982,544	1,242,393	(1,327,058)	(169,921)	128,486	27,800		1,856,444

Fixed Income Funds-53.26%
Invesco Corporate Income Defensive ETF*	-	243,853	127,148	(371,737)	(3,140)	5,427	3,737	-	-
Invesco Corporate Income Value ETF*	-	136,588	71,423	(211,836)	1,199	2,626	3,032	-	-
Invesco Emerging Markets Sovereign Debt ETF(b)	5.81%	318,005	205,036	(185,881)	(64,158)	21,245	9,827	12,015	294,247
Invesco Fundamental High Yield® Corporate Bond ETF	6.90%	-	589,794	(204,209)	(32,997)	(3,203)	3,676	19,874	349,385
Invesco Investment Grade Defensive ETF	7.24%	406,532	245,672	(289,787)	161	4,449	5,319	13,650	366,505
Invesco Investment Grade Value ETF	4.13%	231,806	122,557	(141,582)	(8,372)	6,749	3,897	7,802	209,133
Invesco PureBetaSM 0-5 Yr US TIPS ETF	5.54%	310,802	200,324	(232,141)	(549)	1,864	2,238	11,174	280,300
Invesco Senior Loan ETF(b)	4.28%	238,285	132,726	(138,336)	(14,047)	(1,821)	6,497	10,334	216,807
Invesco Taxable Municipal Bond ETF(b)	6.98%	401,345	208,639	(250,499)	(15,380)	9,373	8,742	11,186	353,478
Invesco Variable Rate Investment Grade ETF	12.38%	693,407	424,727	(451,067)	(31,316)	(9,368)	11,472	26,452	626,383

Total Fixed Income Funds		2,980,623	2,328,046	(2,477,075)	(168,599)	37,341	58,437		2,696,238

Foreign Equity Funds-10.07%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	5.13%	276,875	187,618	(163,741)	(51,718)	10,998	4,376	12,800	260,032
Invesco S&P International Developed Low Volatility ETF	4.94%	276,180	174,996	(142,081)	(74,697)	15,592	14,053	9,328	249,990

Total Foreign Equity Funds		553,055	362,614	(305,822)	(126,415)	26,590	18,429		510,022

Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(c)*	-	1,103	228,472	(229,575)	-	-	56	-	-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $5,343,526)	100.00%	5,517,325	4,161,525	(4,339,530)	(464,935)	192,417	104,722		5,062,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)–(continued)

April 30, 2020

(Unaudited)

Schedule of Investments in Affiliated Issuers-113.24%(a)

	% of Net Assets 04/30/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/20	Value 04/30/20

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.24%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)*	-	$786,816	$8,696,441	$(9,483,257)	$-	$-	$5,356	-	$-
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)*	-	262,272	2,697,499	(2,959,737)	-	(34)	2,062	-	-
Invesco Private Government Fund, 0.01%(d)(e)	13.24%	-	1,335,790	(665,522)	-	-	-	670,268	670,268

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $670,268)	13.24%	1,049,088	12,729,730	(13,108,516)	-	(34)	7,418		670,268

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,013,794)	113.24%	$6,566,413	$16,891,255	$(17,448,046)	$(464,935)	$192,383(f)	$112,140		$5,732,972

OTHER ASSETS LESS LIABILITIES	(13.24)%								(670,372)

NET ASSETS	100.00%								$5,062,600

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Corporate Income Defensive ETF	$1,551
Invesco Investment Grade Defensive ETF	522
Invesco Investment Grade Value ETF	2,025

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2020
Fixed Income	53.26
U.S. Equities	36.67
International and Developed Equities	10.07
Money Market Funds Plus Other Assets Less Liabilities	0.00

*	Reflects exposure achieved through investments in underlying funds

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Downside Hedged ETF (PHDG)

April 30, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-62.20%
Communication Services-6.76%
Activision Blizzard, Inc.	645	$41,106
Alphabet, Inc., Class A(b)	253	340,715
Alphabet, Inc., Class C(b)	252	339,862
AT&T, Inc.	6,124	186,598
CenturyLink, Inc.	824	8,751
Charter Communications, Inc., Class A(b)	131	64,875
Comcast Corp., Class A	3,805	143,182
Discovery, Inc., Class A(b)(c)	133	2,982
Discovery, Inc., Class C(b)	280	5,715
DISH Network Corp., Class A(b)	214	5,353
Electronic Arts, Inc.(b)	245	27,994
Facebook, Inc., Class A(b)	2,016	412,695
Fox Corp., Class A	296	7,658
Fox Corp., Class B	137	3,502
Interpublic Group of Cos., Inc. (The)	324	5,502
Live Nation Entertainment, Inc.(b)	120	5,384
Netflix, Inc.(b)	366	153,665
News Corp., Class A	325	3,221
News Corp., Class B	101	1,032
Omnicom Group, Inc.	184	10,494
Take-Two Interactive Software, Inc.(b)	96	11,621
T-Mobile US, Inc.(b)	318	27,921
Twitter, Inc.(b)	649	18,613
Verizon Communications, Inc.	3,465	199,064
ViacomCBS, Inc., Class B	451	7,784
Walt Disney Co. (The)	1,509	163,198

		2,198,487

Consumer Discretionary-6.50%
Advance Auto Parts, Inc.	57	6,892
Amazon.com, Inc.(b)	349	863,426
Aptiv PLC	213	14,814
AutoZone, Inc.(b)	20	20,406
Best Buy Co., Inc.	190	14,579
Booking Holdings, Inc.(b)	33	48,859
BorgWarner, Inc.	173	4,943
Capri Holdings Ltd.(b)	126	1,922
CarMax, Inc.(b)	139	10,237
Carnival Corp.	389	6,185
Chipotle Mexican Grill, Inc.(b)	21	18,450
D.R. Horton, Inc.	280	13,222
Darden Restaurants, Inc.	101	7,453
Dollar General Corp.	212	37,164
Dollar Tree, Inc.(b)	198	15,775
eBay, Inc.	641	25,531
Expedia Group, Inc.	118	8,376
Ford Motor Co.	3,265	16,619
Gap, Inc. (The)	179	1,453
Garmin Ltd.	120	9,739
General Motors Co.	1,053	23,471
Genuine Parts Co.	121	9,593
H&R Block, Inc.	165	2,747
Hanesbrands, Inc.	302	3,002
Harley-Davidson, Inc.	129	2,816
Hasbro, Inc.	106	7,654
Hilton Worldwide Holdings, Inc.	235	17,792
Home Depot, Inc. (The)	913	200,705

	Shares	Value
Consumer Discretionary-(continued)
Kohl’s Corp.	131	$2,418
L Brands, Inc.	194	2,307
Las Vegas Sands Corp.	283	13,590
Leggett & Platt, Inc.	110	3,864
Lennar Corp., Class A	233	11,666
LKQ Corp.(b)	256	6,694
Lowe’s Cos., Inc.	643	67,354
Marriott International, Inc., Class A	229	20,825
McDonald’s Corp.	630	118,163
MGM Resorts International	430	7,237
Mohawk Industries, Inc.(b)	51	4,474
Newell Brands, Inc.	318	4,414
NIKE, Inc., Class B	1,045	91,103
Nordstrom, Inc.(c)	90	1,690
Norwegian Cruise Line Holdings Ltd.(b)	179	2,936
NVR, Inc.(b)	3	9,300
O’Reilly Automotive, Inc.(b)	63	24,339
PulteGroup, Inc.	212	5,993
PVH Corp.	61	3,003
Ralph Lauren Corp.	41	3,025
Ross Stores, Inc.	302	27,591
Royal Caribbean Cruises Ltd.	143	6,688
Starbucks Corp.	990	75,963
Tapestry, Inc.	230	3,422
Target Corp.	426	46,749
Tiffany & Co.	91	11,511
TJX Cos., Inc. (The)	1,017	49,884
Tractor Supply Co.	98	9,940
Ulta Beauty, Inc.(b)	49	10,678
Under Armour, Inc., Class A(b)	158	1,646
Under Armour, Inc., Class C(b)	165	1,530
VF Corp.	275	15,977
Whirlpool Corp.	55	6,146
Wynn Resorts Ltd.	80	6,842
Yum! Brands, Inc.	253	21,867

		2,114,654

Consumer Staples-4.58%
Altria Group, Inc.	1,566	61,466
Archer-Daniels-Midland Co.	467	17,344
Brown-Forman Corp., Class B	152	9,454
Campbell Soup Co.	143	7,147
Church & Dwight Co., Inc.	207	14,488
Clorox Co. (The)	104	19,390
Coca-Cola Co. (The)	3,232	148,316
Colgate-Palmolive Co.	717	50,384
Conagra Brands, Inc.	407	13,610
Constellation Brands, Inc., Class A	142	23,386
Costco Wholesale Corp.	370	112,110
Coty, Inc., Class A	249	1,357
Estee Lauder Cos., Inc. (The), Class A	187	32,987
General Mills, Inc.	507	30,364
Hershey Co. (The)	123	16,289
Hormel Foods Corp.	231	10,822
JM Smucker Co. (The)	97	11,146
Kellogg Co.	208	13,624
Kimberly-Clark Corp.	288	39,882
Kraft Heinz Co. (The)	521	15,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kroger Co. (The)	671	$21,210
Lamb Weston Holdings, Inc.	121	7,425
McCormick & Co., Inc.	102	15,998
Molson Coors Beverage Co., Class B	158	6,480
Mondelez International, Inc., Class A	1,206	62,037
Monster Beverage Corp.(b)	319	19,717
PepsiCo, Inc.	1,169	154,647
Philip Morris International, Inc.	1,305	97,353
Procter & Gamble Co. (The)	2,090	246,348
Sysco Corp.	429	24,140
Tyson Foods, Inc., Class A	248	15,423
Walgreens Boots Alliance, Inc.	627	27,143
Walmart, Inc.	1,189	144,523

		1,491,812

Energy-1.89%
Apache Corp.	316	4,133
Baker Hughes Co., Class A	544	7,589
Cabot Oil & Gas Corp.	341	7,372
Chevron Corp.	1,585	145,820
Concho Resources, Inc.	167	9,472
ConocoPhillips	919	38,690
Devon Energy Corp.	323	4,028
Diamondback Energy, Inc.	136	5,922
EOG Resources, Inc.	488	23,185
Exxon Mobil Corp.	3,547	164,829
Halliburton Co.	737	7,739
Helmerich & Payne, Inc.	91	1,799
Hess Corp.	217	10,555
HollyFrontier Corp.	123	4,064
Kinder Morgan, Inc.	1,633	24,871
Marathon Oil Corp.	671	4,107
Marathon Petroleum Corp.	543	17,420
National Oilwell Varco, Inc.	322	4,070
Noble Energy, Inc.	402	3,944
Occidental Petroleum Corp.	749	12,433
ONEOK, Inc.	345	10,326
Phillips 66	372	27,219
Pioneer Natural Resources Co.	140	12,503
Schlumberger Ltd.	1,159	19,494
TechnipFMC PLC (United Kingdom)	352	3,136
Valero Energy Corp.	343	21,729
Williams Cos., Inc. (The)	1,017	19,699

		616,148

Financials-6.60%
Aflac, Inc.	615	22,903
Allstate Corp. (The)	273	27,770
American Express Co.	561	51,191
American International Group, Inc.	730	18,564
Ameriprise Financial, Inc.	105	12,069
Aon PLC	196	33,843
Arthur J. Gallagher & Co.	157	12,324
Assurant, Inc.	52	5,524
Bank of America Corp.	6,787	163,227
Bank of New York Mellon Corp. (The)	703	26,391
Berkshire Hathaway, Inc., Class B(b)	1,639	307,083
BlackRock, Inc.	98	49,200
Capital One Financial Corp.	389	25,192
Cboe Global Markets, Inc.	94	9,342
Charles Schwab Corp. (The)	957	36,098

	Shares	Value
Financials-(continued)
Chubb Ltd.	381	$41,152
Cincinnati Financial Corp.	126	8,291
Citigroup, Inc.	1,831	88,913
Citizens Financial Group, Inc.	363	8,128
CME Group, Inc., Class A	299	53,285
Comerica, Inc.	120	4,183
Discover Financial Services	262	11,258
E*TRADE Financial Corp.	188	7,635
Everest Re Group Ltd.	23	3,982
Fifth Third Bancorp	595	11,121
First Republic Bank	143	14,913
Franklin Resources, Inc.	232	4,371
Globe Life, Inc.	83	6,834
Goldman Sachs Group, Inc. (The)	268	49,157
Hartford Financial Services Group, Inc. (The)	301	11,435
Huntington Bancshares, Inc.	867	8,011
Intercontinental Exchange, Inc.	468	41,863
Invesco Ltd.(d)	460	3,965
JPMorgan Chase & Co.	2,628	251,657
KeyCorp.	825	9,611
Lincoln National Corp.	165	5,853
Loews Corp.	213	7,383
M&T Bank Corp.	111	12,441
MarketAxess Holdings, Inc.	33	15,015
Marsh & McLennan Cos., Inc.	424	41,268
MetLife, Inc.	654	23,596
Moody’s Corp.	137	33,414
Morgan Stanley	978	38,562
MSCI, Inc.	72	23,544
Nasdaq, Inc.	98	10,748
Northern Trust Corp.	178	14,090
People’s United Financial, Inc.	372	4,721
PNC Financial Services Group, Inc. (The)	366	39,041
Principal Financial Group, Inc.	216	7,865
Progressive Corp. (The)	491	37,954
Prudential Financial, Inc.	338	21,081
Raymond James Financial, Inc.	102	6,724
Regions Financial Corp.	808	8,686
S&P Global, Inc.	206	60,333
State Street Corp.	304	19,164
SVB Financial Group(b)	43	8,306
Synchrony Financial	472	9,341
T. Rowe Price Group, Inc.	195	22,548
Travelers Cos., Inc. (The)	216	21,861
Truist Financial Corp.	1,124	41,948
U.S. Bancorp	1,192	43,508
Unum Group	172	3,001
W.R. Berkley Corp.	121	6,534
Wells Fargo & Co.	3,224	93,657
Willis Towers Watson PLC	107	19,077
Zions Bancorporation N.A.	142	4,489

		2,146,239

Health Care-9.55%
Abbott Laboratories	1,483	136,569
AbbVie, Inc.	1,241	102,010
ABIOMED, Inc.(b)	37	7,076
Agilent Technologies, Inc.	259	19,855
Alexion Pharmaceuticals, Inc.(b)	187	20,097
Align Technology, Inc.(b)	59	12,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Allergan PLC	274	$51,331
AmerisourceBergen Corp.	125	11,208
Amgen, Inc.	497	118,892
Anthem, Inc.	211	59,234
Baxter International, Inc.	429	38,087
Becton, Dickinson and Co.	228	57,577
Biogen, Inc.(b)	151	44,821
Boston Scientific Corp.(b)	1,169	43,814
Bristol-Myers Squibb Co.	1,966	119,552
Cardinal Health, Inc.	246	12,172
Centene Corp.(b)	490	32,624
Cerner Corp.	263	18,250
Cigna Corp.	314	61,475
Cooper Cos., Inc. (The)	41	11,755
CVS Health Corp.	1,089	67,028
Danaher Corp.	537	87,778
DaVita, Inc.(b)	77	6,084
DENTSPLY SIRONA, Inc.	187	7,936
Edwards Lifesciences Corp.(b)	175	38,062
Eli Lilly and Co.	709	109,640
Gilead Sciences, Inc.	1,061	89,124
HCA Healthcare, Inc.	222	24,393
Henry Schein, Inc.(b)	121	6,602
Hologic, Inc.(b)	226	11,323
Humana, Inc.	111	42,382
IDEXX Laboratories, Inc.(b)	73	20,265
Illumina, Inc.(b)	122	38,922
Incyte Corp.(b)	149	14,551
Intuitive Surgical, Inc.(b)	98	50,066
IQVIA Holdings, Inc.(b)	151	21,531
Johnson & Johnson	2,207	331,138
Laboratory Corp. of America Holdings(b)	80	13,156
McKesson Corp.	136	19,210
Medtronic PLC	1,124	109,736
Merck & Co., Inc.	2,134	169,312
Mettler-Toledo International, Inc.(b)	20	14,399
Mylan N.V.(b)	431	7,228
PerkinElmer, Inc.	94	8,510
Perrigo Co. PLC	115	6,130
Pfizer, Inc.	4,638	177,914
Quest Diagnostics, Inc.	113	12,442
Regeneron Pharmaceuticals, Inc.(b)	67	35,234
ResMed, Inc.	121	18,794
STERIS PLC	72	10,260
Stryker Corp.	271	50,523
Teleflex, Inc.	38	12,745
Thermo Fisher Scientific, Inc.	337	112,787
UnitedHealth Group, Inc.	794	232,221
Universal Health Services, Inc., Class B	68	7,187
Varian Medical Systems, Inc.(b)	77	8,807
Vertex Pharmaceuticals, Inc.(b)	215	54,008
Waters Corp.(b)	55	10,285
Zimmer Biomet Holdings, Inc.	172	20,588
Zoetis, Inc.	400	51,724

		3,109,100

Industrials-4.93%
3M Co.	482	73,225
A.O. Smith Corp.	116	4,916
Alaska Air Group, Inc.	102	3,317

	Shares	Value
Industrials-(continued)
Allegion PLC	77	$7,742
American Airlines Group, Inc.(c)	326	3,915
AMETEK, Inc.	190	15,935
Boeing Co. (The)	450	63,459
C.H. Robinson Worldwide, Inc.	114	8,083
Carrier Global Corp.(b)	680	12,043
Caterpillar, Inc.	463	53,884
Cintas Corp.	71	15,750
Copart, Inc.(b)	171	13,699
CSX Corp.	650	43,049
Cummins, Inc.	128	20,928
Deere & Co.	264	38,296
Delta Air Lines, Inc.	482	12,489
Dover Corp.	121	11,332
Eaton Corp. PLC	345	28,807
Emerson Electric Co.	511	29,142
Equifax, Inc.	100	13,890
Expeditors International of Washington, Inc.	142	10,168
Fastenal Co.	480	17,386
FedEx Corp.	202	25,608
Flowserve Corp.	110	3,099
Fortive Corp.	249	15,936
Fortune Brands Home & Security, Inc.	118	5,688
General Dynamics Corp.	196	25,601
General Electric Co.	7,319	49,769
Honeywell International, Inc.	600	85,140
Howmet Aerospace, Inc.	324	4,235
Huntington Ingalls Industries, Inc.	33	6,316
IDEX Corp.	63	9,679
IHS Markit Ltd.	337	22,680
Illinois Tool Works, Inc.	246	39,975
Ingersoll Rand, Inc.(b)	291	8,462
J.B. Hunt Transport Services, Inc.	72	7,281
Jacobs Engineering Group, Inc.	114	9,433
Johnson Controls International PLC	648	18,863
Kansas City Southern	82	10,705
L3Harris Technologies, Inc.	187	36,222
Lockheed Martin Corp.	209	81,314
Masco Corp.	237	9,726
Nielsen Holdings PLC	297	4,375
Norfolk Southern Corp.	218	37,300
Northrop Grumman Corp.	131	43,318
Old Dominion Freight Line, Inc.	79	11,478
Otis Worldwide Corp.(b)	341	17,360
PACCAR, Inc.	291	20,146
Parker-Hannifin Corp.	107	16,919
Pentair PLC	143	4,946
Quanta Services, Inc.	121	4,400
Raytheon Technologies Corp.	1,230	79,716
Republic Services, Inc.	177	13,866
Robert Half International, Inc.	99	4,680
Rockwell Automation, Inc.	98	18,569
Rollins, Inc.	119	4,760
Roper Technologies, Inc.	87	29,670
Snap-on, Inc.	46	5,993
Southwest Airlines Co.	397	12,406
Stanley Black & Decker, Inc.	127	13,995
Textron, Inc.	190	5,008
Trane Technologies PLC	201	17,571
TransDigm Group, Inc.	41	14,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
Union Pacific Corp.	583	$93,158
United Airlines Holdings, Inc.(b)	184	5,443
United Parcel Service, Inc., Class B	586	55,471
United Rentals, Inc.(b)	62	7,967
Verisk Analytics, Inc.	138	21,091
W.W. Grainger, Inc.	35	9,645
Wabtec Corp.	152	8,576
Waste Management, Inc.	327	32,707
Xylem, Inc.	150	10,785

		1,603,392

Information Technology-16.00%
Accenture PLC, Class A	533	98,706
Adobe, Inc.(b)	407	143,931
Advanced Micro Devices, Inc.(b)	979	51,290
Akamai Technologies, Inc.(b)	136	13,289
Alliance Data Systems Corp.	33	1,652
Amphenol Corp., Class A	250	22,065
Analog Devices, Inc.	309	33,866
ANSYS, Inc.(b)	73	19,114
Apple, Inc.	3,501	1,028,594
Applied Materials, Inc.	775	38,502
Arista Networks, Inc.(b)	46	10,088
Autodesk, Inc.(b)	186	34,806
Automatic Data Processing, Inc.	362	53,102
Broadcom, Inc.	333	90,449
Broadridge Financial Solutions, Inc.	98	11,368
Cadence Design Systems, Inc.(b)	234	18,984
CDW Corp.	121	13,407
Cisco Systems, Inc.	3,554	150,618
Citrix Systems, Inc.	98	14,211
Cognizant Technology Solutions Corp., Class A	458	26,573
Corning, Inc.	646	14,218
DXC Technology Co.	214	3,880
F5 Networks, Inc.(b)	52	7,241
Fidelity National Information Services, Inc.	517	68,187
Fiserv, Inc.(b)	478	49,263
FleetCor Technologies, Inc.(b)	74	17,852
FLIR Systems, Inc.	113	4,904
Fortinet, Inc.(b)	121	13,037
Gartner, Inc.(b)	77	9,148
Global Payments, Inc.	253	42,003
Hewlett Packard Enterprise Co.	1,086	10,925
HP, Inc.	1,243	19,279
Intel Corp.	3,645	218,627
International Business Machines Corp.	741	93,040
Intuit, Inc.	218	58,819
IPG Photonics Corp.(b)	31	4,009
Jack Henry & Associates, Inc.	64	10,467
Juniper Networks, Inc.	280	6,048
Keysight Technologies, Inc.(b)	158	15,290
KLA Corp.	132	21,660
Lam Research Corp.	121	30,889
Leidos Holdings, Inc.	112	11,067
Mastercard, Inc., Class A	743	204,303
Maxim Integrated Products, Inc.	228	12,535
Microchip Technology, Inc.	201	17,634
Micron Technology, Inc.(b)	929	44,490
Microsoft Corp.	6,393	1,145,690
Motorola Solutions, Inc.	143	20,565

	Shares	Value
Information Technology-(continued)
NetApp, Inc.	190	$8,316
NortonLifeLock, Inc.	480	10,210
NVIDIA Corp.	514	150,232
Oracle Corp.	1,815	96,141
Paychex, Inc.	268	18,363
Paycom Software, Inc.(b)	41	10,702
PayPal Holdings, Inc.(b)	983	120,909
Qorvo, Inc.(b)	99	9,705
QUALCOMM, Inc.	956	75,208
salesforce.com, inc.(b)	743	120,329
Seagate Technology PLC	193	9,640
ServiceNow, Inc.(b)	159	55,895
Skyworks Solutions, Inc.	142	14,751
Synopsys, Inc.(b)	125	19,640
TE Connectivity Ltd.	279	20,495
Texas Instruments, Inc.	782	90,767
VeriSign, Inc.(b)	86	18,016
Visa, Inc., Class A	1,436	256,642
Western Digital Corp.	251	11,566
Western Union Co. (The)	351	6,694
Xerox Holdings Corp.	156	2,853
Xilinx, Inc.	209	18,267
Zebra Technologies Corp., Class A(b)	45	10,335

		5,205,361

Materials-1.55%
Air Products and Chemicals, Inc.	186	41,958
Albemarle Corp.	89	5,467
Amcor PLC	1,357	12,172
Avery Dennison Corp.	71	7,838
Ball Corp.	275	18,037
Celanese Corp.	100	8,307
CF Industries Holdings, Inc.	183	5,033
Corteva, Inc.	626	16,395
Dow, Inc.	622	22,821
DuPont de Nemours, Inc.	622	29,246
Eastman Chemical Co.	115	6,959
Ecolab, Inc.	209	40,442
FMC Corp.	108	9,925
Freeport-McMoRan, Inc.	1,217	10,746
International Flavors & Fragrances, Inc.(c)	90	11,793
International Paper Co.	328	11,234
Linde PLC (United Kingdom)	451	82,979
LyondellBasell Industries N.V., Class A	214	12,401
Martin Marietta Materials, Inc.	54	10,272
Mosaic Co. (The)	294	3,384
Newmont Corp.	688	40,922
Nucor Corp.	253	10,421
Packaging Corp. of America	78	7,539
PPG Industries, Inc.	198	17,984
Sealed Air Corp.	129	3,688
Sherwin-Williams Co. (The)	69	37,010
Vulcan Materials Co.	111	12,540
Westrock Co.	215	6,921

		504,434

Real Estate-1.81%
Alexandria Real Estate Equities, Inc.	101	15,866
American Tower Corp.	371	88,298
Apartment Investment & Management Co., Class A	123	4,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
AvalonBay Communities, Inc.	118	$19,228
Boston Properties, Inc.	121	11,759
CBRE Group, Inc., Class A(b)	280	12,020
Crown Castle International Corp.	348	55,482
Digital Realty Trust, Inc.	220	32,888
Duke Realty Corp.	308	10,688
Equinix, Inc.	72	48,614
Equity Residential	294	19,128
Essex Property Trust, Inc.	54	13,181
Extra Space Storage, Inc.	108	9,530
Federal Realty Investment Trust	58	4,830
Healthpeak Properties, Inc.	414	10,822
Host Hotels & Resorts, Inc.	602	7,411
Iron Mountain, Inc.	240	5,803
Kimco Realty Corp.	354	3,862
Mid-America Apartment Communities, Inc.	97	10,856
Prologis, Inc.	619	55,233
Public Storage	125	23,181
Realty Income Corp.	287	15,762
Regency Centers Corp.	142	6,235
SBA Communications Corp., Class A	96	27,832
Simon Property Group, Inc.	256	17,093
SL Green Realty Corp.	69	3,661
UDR, Inc.	246	9,218
Ventas, Inc.	313	10,126
Vornado Realty Trust	133	5,828
Welltower, Inc.	341	17,469
Weyerhaeuser Co.	626	13,691

		590,228

Utilities-2.03%
AES Corp. (The)	558	7,393
Alliant Energy Corp.	202	9,807
Ameren Corp.	208	15,132
American Electric Power Co., Inc.	413	34,324
American Water Works Co., Inc.	151	18,375
Atmos Energy Corp.	99	10,095
CenterPoint Energy, Inc.	421	7,170
CMS Energy Corp.	237	13,530
Consolidated Edison, Inc.	277	21,828
Dominion Energy, Inc.	691	53,297
DTE Energy Co.	162	16,806
Duke Energy Corp.	610	51,643

	Shares	Value
Utilities-(continued)
Edison International.	299	$17,554
Entergy Corp.	165	15,759
Evergy, Inc.	190	11,102
Eversource Energy	273	22,031
Exelon Corp.	815	30,220
FirstEnergy Corp.	451	18,613
NextEra Energy, Inc.	408	94,297
NiSource, Inc.	314	7,884
NRG Energy, Inc.	209	7,008
Pinnacle West Capital Corp.	95	7,314
PPL Corp.	645	16,396
Public Service Enterprise Group, Inc.	425	21,552
Sempra Energy	235	29,105
Southern Co. (The)	879	49,866
WEC Energy Group, Inc.	264	23,905
Xcel Energy, Inc.	439	27,903

		659,909

Total Common Stocks & Other Equity Interests (Cost $19,469,753)		20,239,764

Money Market Funds-26.81%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(d)(e) (Cost $8,721,540)	8,721,540	8,721,540

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-89.01% (Cost $28,191,293)		28,961,304

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.06%
Invesco Private Government Fund, 0.01%(d)(f)(g) (Cost $19,531)	19,531	19,531

TOTAL INVESTMENTS IN SECURITIES-89.07% (Cost $28,210,824)		28,980,835
OTHER ASSETS LESS LIABILITIES-10.93%		3,557,550

NET ASSETS-100.00%		$32,538,385

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Invesco Ltd.	$7,737	$-	$-	$(3,772)	$-	$3,965	$285
Investments in Affiliated Money Market Funds:

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2020

(Unaudited)

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,833,025	$93,118,662	$(86,230,147)	$-	$-	$8,721,540	$17,342
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	9,056	348,207	(357,263)	-	-	-	114
Invesco Liquid Assets Portfolio, Institutional Class*	3,106	69,316	(72,414)	-	(8)	-	44
Invesco Private Government Fund	-	51,449	(31,918)	-	-	19,531	-

Total	$1,852,924	$93,587,634	$(86,691,742)	$(3,772)	$(8)	$8,745,036	$17,785

*	At April 30, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(f)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	75	May-2020	$2,548,125	$(176,527)	$(176,527)
CBOE Volatility Index (VIX) Futures	70	June-2020	2,325,750	(157,519)	(157,519)
S&P 500 E-Mini Futures	49	June-2020	7,110,880	150,918	150,918
S&P 500 Micro E-Mini Futures	21	June-2020	304,752	3,217	3,217

Total Futures Contracts				$(179,911)	$(179,911)

(a)	Futures contracts collateralized by $4,332,267 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2020
Information Technology	16.00
Health Care	9.55
Communication Services	6.76
Financials	6.60
Consumer Discretionary	6.50
Industrials	4.93
Consumer Staples	4.58
Sector Types Each Less Than 3%	7.28
Money Market Funds Plus Other Assets Less Liabilities	37.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Total Return Bond ETF (GTO)

April 30, 2020

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-61.46%
Advertising-0.63%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$730,000	$757,326
Lamar Media Corp.
3.75%, 02/15/2028(b)	703,000	651,593
4.00%, 02/15/2030(b)	152,000	140,030
MDC Partners, Inc., 6.50%, 05/01/2024(b)	250,000	195,313

		1,744,262

Agricultural & Farm Machinery-0.04%
Deere & Co., 2.75%, 04/15/2025	94,000	100,145

Agricultural Products-0.05%
Archer-Daniels-Midland Co., 2.75%, 03/27/2025	122,000	129,959

Airlines-1.86%
American Airlines Pass Through Trust
Series 2019-1, Class AA, 3.15%, 02/15/2032	657,715	583,711
Series 2019-1, Class B, 3.85%, 02/15/2028	410,806	283,257
Avianca Holdings S.A. (Colombia), 9.00%, 05/10/2023(b)	500,000	96,875
British Airways Pass Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	471,000	357,953
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	589,725	515,517
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,488,000	1,381,214
Southwest Airlines Co.
4.75%, 05/04/2023	610,000	604,509
5.25%, 05/04/2025	265,000	264,312
2.63%, 02/10/2030	1,145,000	934,291
United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 05/01/2028	157,000	105,958

		5,127,597

Alternative Carriers-0.08%
CenturyLink, Inc., 4.00%, 02/15/2027(b)	228,000	222,585

Apparel Retail-1.50%
Ross Stores, Inc.
3.38%, 09/15/2024	1,500,000	1,536,222
4.60%, 04/15/2025	765,000	836,938
4.70%, 04/15/2027	545,000	590,218
4.80%, 04/15/2030	269,000	294,528
5.45%, 04/15/2050	745,000	853,672

		4,111,578

Asset Management & Custody Banks-1.03%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	498,000	526,060

	Principal Amount	Value
Asset Management & Custody Banks-(continued)
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)	$2,085,000	$1,875,996
Bank of New York Mellon Corp. (The), 1.60%, 04/24/2025	419,000	425,737

		2,827,793

Automobile Manufacturers-2.20%
Ford Motor Co. 8.50%, 04/21/2023	395,000	391,050
9.00%, 04/22/2025	369,000	361,159
9.63%, 04/22/2030	193,000	192,762
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	1,446,000	1,309,986
5.58%, 03/18/2024	200,000	189,500
Hyundai Capital America 2.38%, 02/10/2023(b)	400,000	385,553
5.75%, 04/06/2023(b)	668,000	707,293
4.30%, 02/01/2024(b)	185,000	186,470
5.88%, 04/07/2025(b)	686,000	732,098
3.50%, 11/02/2026(b)	1,005,000	952,573
PACCAR Financial Corp., 2.65%, 04/06/2023	99,000	102,701
Toyota Motor Credit Corp.
3.00%, 04/01/2025	143,000	152,554
2.15%, 02/13/2030	402,000	397,924

		6,061,623

Automotive Retail-0.58%
Advance Auto Parts, Inc., 3.90%, 04/15/2030(b)	741,000	743,491
AutoZone, Inc., 3.63%, 04/15/2025	783,000	839,599

		1,583,090

Biotechnology-1.23%
AbbVie, Inc.
2.30%, 11/21/2022(b)	1,722,000	1,766,805
2.60%, 11/21/2024(b)	1,165,000	1,214,236
Amgen, Inc., 3.15%, 02/21/2040	393,000	412,986

		3,394,027

Brewers-0.45%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 06/01/2030	277,000	297,405
4.35%, 06/01/2040	322,000	353,509
4.50%, 06/01/2050	354,000	397,881
4.60%, 06/01/2060	165,000	182,408

		1,231,203

Broadcasting-0.22%
Fox Corp.
4.71%, 01/25/2029	366,000	426,738
3.50%, 04/08/2030	165,000	178,756

		605,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Building Products-1.13%
Carrier Global Corp. 2.24%, 02/15/2025(b)	$1,269,000	$1,263,380
2.49%, 02/15/2027(b)	358,000	344,356
2.72%, 02/15/2030(b)	1,284,000	1,217,224
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	169,080
5.86%, 09/15/2053(b)	100,000	108,284

		3,102,324

Cable & Satellite-1.61%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032(b)	940,000	938,249
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	372,000	437,689
Comcast Corp. 3.95%, 10/15/2025	50,000	56,370
4.15%, 10/15/2028	243,000	284,962
4.60%, 10/15/2038	75,000	94,505
3.25%, 11/01/2039	1,250,000	1,367,755
3.45%, 02/01/2050	1,000,000	1,126,245
4.95%, 10/15/2058	76,000	108,233

		4,414,008

Casinos & Gaming-0.08%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	213,684

Commodity Chemicals-0.08%
Alpek S.A.B. de C.V. (Mexico), 4.25%, 09/18/2029(b)	247,000	215,470

Construction Machinery & Heavy Trucks-0.15%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	200,000	191,500
Caterpillar, Inc., 3.25%, 04/09/2050	208,000	229,087

		420,587

Construction Materials-0.13%
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028(b)	421,000	365,617

Consumer Finance-0.13%
Credit Acceptance Corp. 5.13%, 12/31/2024(b)	325,000	287,219
6.63%, 03/15/2026	71,000	64,255

		351,474

Copper-0.36%
Freeport-McMoRan, Inc. 5.00%, 09/01/2027	84,000	82,291
4.13%, 03/01/2028	490,000	456,019
4.25%, 03/01/2030	490,000	457,782

		996,092

Data Processing & Outsourced Services-0.74%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	2,000,000	1,492,500
PayPal Holdings, Inc. 2.65%, 10/01/2026	216,000	227,038
2.85%, 10/01/2029	149,000	159,068
Visa, Inc., 2.70%, 04/15/2040	155,000	161,856

		2,040,462

	Principal Amount	Value
Department Stores-0.15%
Kohl’s Corp., 9.50%, 05/15/2025	$403,000	$414,910

Distillers & Vintners-0.26%
Constellation Brands, Inc. 2.88%, 05/01/2030	152,000	154,909
3.75%, 05/01/2050	535,000	546,964

		701,873

Diversified Banks-5.10%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	282,612
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	885,000	883,894
Bank of America Corp., 2.59%, 04/29/2031	415,000	426,792
Citigroup, Inc. 2.76% (3 mo. USD LIBOR + 1.38%), 03/30/2021(c)	100,000	100,548
3.11%, 04/08/2026	567,000	595,101
3.98%, 03/20/2030	1,000,000	1,103,562
4.41%, 03/31/2031	474,000	546,810
Series P, 5.95%(d)	390,000	393,239
Series T, 6.25%(d)	100,000	107,084
Series U, 5.00%(d)	1,414,000	1,286,740
Citizens Bank N.A. 2.46% (3 mo. USD LIBOR + 0.81%), 05/26/2022(c)	250,000	245,863
2.25%, 04/28/2025	387,000	388,610
Federation des caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	662,000	665,567
HSBC Holdings PLC (United Kingdom), 6.25%(d)	292,000	284,113
JPMorgan Chase & Co. 1.93% (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	205,000	201,752
2.08%, 04/22/2026	736,000	747,217
3.70%, 05/06/2030	1,000,000	1,107,485
2.74%, 10/15/2030	615,000	638,361
2.52%, 04/22/2031	602,000	616,863
3.11%, 04/22/2041	460,000	479,184
Series I, 4.23% (3 mo. USD LIBOR + 3.47%)(c)(d)	59,000	54,088
Mizuho Financial Group, Inc. (Japan), 2.10% (3 mo. USD LIBOR + 0.79%), 03/05/2023(c)	100,000	97,320
Societe Generale S.A. (France), 7.38%(b)(d)	205,000	192,586
Standard Chartered PLC (United Kingdom), 2.10% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	200,000	197,561
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	205,000	215,341
Truist Bank 1.50%, 03/10/2025	250,000	249,410
2.25%, 03/11/2030	263,000	256,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co. 2.19%, 04/30/2026	$216,000	$217,649
4.15%, 01/24/2029	1,000,000	1,133,385
3.07%, 04/30/2041	307,000	305,657

		14,020,673

Diversified Capital Markets-0.83%
Credit Suisse AG (Switzerland) 2.80%, 04/08/2022	452,000	462,844
2.95%, 04/09/2025	390,000	410,635
Credit Suisse Group AG (Switzerland) 5.10%(b)(d)	492,000	440,955
7.50%(b)(d)	200,000	201,861
4.19%, 04/01/2031(b)	383,000	418,909
UBS Group AG (Switzerland) 2.64% (3 mo. USD LIBOR + 1.44%), 09/24/2020(b)(c)	200,000	200,888
3.09% (3 mo. USD LIBOR + 1.78%), 04/14/2021(b)(c)	150,000	151,069

		2,287,161

Diversified Metals & Mining-1.25%
Anglo American Capital PLC (South Africa) 5.38%, 04/01/2025(b)	601,000	647,286
5.63%, 04/01/2030(b)	537,000	594,089
BHP Billiton Finance USA Ltd. (Australia), 6.75%, 10/19/2075(b)	150,000	166,012
Corp. Nacional del Cobre de Chile (Chile) 3.15%, 01/14/2030(b)	390,000	378,651
3.75%, 01/15/2031(b)	250,000	254,245
3.70%, 01/30/2050(b)	1,245,000	1,134,451
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	250,000	250,721

		3,425,455

Diversified REITs-0.71%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	94,933	113,688
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	219,883
iStar, Inc., 4.75%, 10/01/2024	603,000	506,640
Trust Fibra Uno (Mexico), 4.87%, 01/15/2030(b)	1,300,000	1,100,905

		1,941,116

Diversified Support Services-0.47%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,375,000	1,287,344

Drug Retail-0.48%
Walgreens Boots Alliance, Inc. 3.20%, 04/15/2030	128,000	127,917
4.10%, 04/15/2050	1,200,000	1,188,754

		1,316,671

Electric Utilities-0.61%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	667,000	733,603
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	205,040

	Principal Amount	Value
Electric Utilities-(continued)
IPALCO Enterprises, Inc., 4.25%, 05/01/2030(b)	$111,000	$118,197
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	172,000	183,369
PacifiCorp, 2.70%, 09/15/2030	60,000	65,001
Southern Co. (The), Series A, 3.70%, 04/30/2030	331,000	368,284

		1,673,494

Electronic Components-1.45%
Corning, Inc., 5.45%, 11/15/2079	3,537,000	3,987,866

Food Retail-0.29%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC 3.50%, 02/15/2023(b)	584,000	575,970
4.88%, 02/15/2030(b)	210,000	214,200

		790,170

Footwear-0.25%
NIKE, Inc. 2.40%, 03/27/2025	119,000	125,473
3.25%, 03/27/2040	241,000	262,422
3.38%, 03/27/2050	259,000	291,228

		679,123

Forest Products-0.35%
Georgia-Pacific LLC 1.75%, 09/30/2025(b)	418,000	419,297
2.10%, 04/30/2027(b)	547,000	547,655

		966,952

General Merchandise Stores-0.13%
Dollar General Corp., 4.13%, 04/03/2050	161,000	189,228
Target Corp., 2.25%, 04/15/2025	167,000	176,009

		365,237

Gold-0.36%
Newmont Corp., 2.25%, 10/01/2030	994,000	986,520

Health Care REITs-0.04%
Welltower, Inc., 3.10%, 01/15/2030	123,000	116,592

Health Care Services-0.39%
CVS Health Corp. 3.75%, 04/01/2030	302,000	336,162
4.13%, 04/01/2040	482,000	542,736
4.25%, 04/01/2050	161,000	189,343

		1,068,241

Home Improvement Retail-0.60%
Home Depot, Inc. (The), 2.50%, 04/15/2027	168,000	177,840
Lowe’s Cos., Inc. 4.50%, 04/15/2030	473,000	559,738
5.00%, 04/15/2040	474,000	589,012
5.13%, 04/15/2050	237,000	310,667

		1,637,257

Homebuilding-1.79%
KB Home, 4.80%, 11/15/2029	520,000	489,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Homebuilding-(continued)
M.D.C. Holdings, Inc. 3.85%, 01/15/2030	$2,206,000	$1,971,789
6.00%, 01/15/2043	500,000	484,725
Mattamy Group Corp. (Canada) 5.25%, 12/15/2027(b)	698,000	658,737
4.63%, 03/01/2030(b)	200,000	178,020
NVR, Inc., 3.00%, 05/15/2030	1,140,000	1,137,834

		4,920,555

Hotel & Resort REITs-0.05%
Service Properties Trust, 5.25%, 02/15/2026	180,000	149,560

Hotels, Resorts & Cruise Lines-0.32%
Carnival Corp., 11.50%, 04/01/2023(b)	441,000	461,878
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(b)	474,000	418,116

		879,994

Industrial Conglomerates-0.29%
3M Co., 2.65%, 04/15/2025	81,000	86,337
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	273,000	285,315
General Electric Co., 5.55%, 01/05/2026	387,000	432,407

		804,059

Industrial REITs-0.96%
Duke Realty L.P., 2.88%, 11/15/2029	2,090,000	2,175,734
Lexington Realty Trust, 4.40%, 06/15/2024	300,000	295,462
Prologis L.P. 2.13%, 04/15/2027	76,000	77,015
3.00%, 04/15/2050	95,000	97,238

		2,645,449

Integrated Oil & Gas-3.22%
Ecopetrol S.A. (Colombia), 6.88%, 04/29/2030	825,000	845,625
Exxon Mobil Corp. 1.57%, 04/15/2023	739,000	748,985
2.99%, 03/19/2025	519,000	554,877
2.61%, 10/15/2030	67,000	70,036
Occidental Petroleum Corp. 2.60%, 08/13/2021	441,000	414,540
Series 1, 4.10%, 02/01/2021	4,806,000	4,613,760
Petronas Capital Ltd. (Malaysia) 3.50%, 04/21/2030(b)	320,000	335,531
4.55%, 04/21/2050(b)	410,000	447,219
4.80%, 04/21/2060(b)	200,000	232,270
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(b)	573,000	576,857

		8,839,700

Integrated Telecommunication Services-0.50%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	200,000	209,930

	Principal Amount	Value
Integrated Telecommunication Services-(continued)
AT&T, Inc. 1.96% (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	$102,000	$100,038
5.15%, 02/15/2050	386,000	477,252
Verizon Communications, Inc., 3.88%, 02/08/2029	500,000	577,464

		1,364,684

Interactive Media & Services-1.08%
Baidu, Inc. (China)
3.08%, 04/07/2025	210,000	215,121
3.43%, 04/07/2030	215,000	225,087
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026(b)	534,000	408,350
6.63%, 08/15/2027(b)	40,000	22,086
Match Group, Inc., 5.63%, 02/15/2029(b)	339,000	357,509
Twitter, Inc., 3.88%, 12/15/2027(b)	1,746,000	1,752,548

		2,980,701

Internet & Direct Marketing Retail-0.83%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	1,000,000	1,218,156
Expedia Group, Inc., 6.25%, 05/01/2025(b)	364,000	371,963
QVC, Inc., 4.75%, 02/15/2027	750,000	678,675

		2,268,794

Investment Banking & Brokerage-2.00%
Charles Schwab Corp. (The), Series G, 5.38%(d)	807,000	828,184
Goldman Sachs Group, Inc. (The) 2.60%, 12/27/2020	717,000	718,502
3.50%, 04/01/2025	494,000	526,585
Morgan Stanley
2.19%, 04/28/2026	372,000	376,991
2.70%, 01/22/2031	1,940,000	1,989,159
3.62%, 04/01/2031	475,000	522,371
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	265,000	266,550
Raymond James Financial, Inc., 4.65%, 04/01/2030	237,000	267,328

		5,495,670

IT Consulting & Other Services-0.19%
DXC Technology Co., 4.13%, 04/15/2025	525,000	530,020

Life & Health Insurance-1.70%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	350,000	339,164
Athene Global Funding, 2.50%, 01/14/2025(b)	2,040,000	1,984,269
Athene Holding Ltd., 6.15%, 04/03/2030	754,000	791,080
Brighthouse Financial, Inc., 4.70%, 06/22/2047	905,000	784,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Life & Health Insurance-(continued)
MetLife, Inc., 9.25%, 04/08/2038(b)	$350,000	$462,478
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	303,000	299,516

		4,661,455

Managed Health Care-0.18%
Anthem, Inc., 3.13%, 05/15/2050	500,000	500,874

Movies & Entertainment-0.03%
Netflix, Inc., 5.38%, 11/15/2029(b)	68,000	74,997

Multi-line Insurance-0.70%
Fairfax Financial Holdings Ltd. (Canada), 4.63%, 04/29/2030(b)	930,000	920,439
Guardian Life Insurance Co. of America (The), 3.70%, 01/22/2070(b)	357,000	365,735
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(b)	205,000	205,168
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	249,000	256,751
New York Life Insurance Co., 3.75%, 05/15/2050(b)	155,000	176,333

		1,924,426

Multi-Utilities-0.16%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	401,000	436,903

Office REITs-0.08%
Alexandria Real Estate Equities, Inc. 3.38%, 08/15/2031	83,000	89,782
4.00%, 02/01/2050	127,000	140,953

		230,735

Oil & Gas Exploration & Production-0.46%
Continental Resources, Inc., 5.00%, 09/15/2022	1,323,000	1,256,850

Oil & Gas Refining & Marketing-0.07%
Phillips 66 3.70%, 04/06/2023	69,000	71,716
3.85%, 04/09/2025	118,000	123,719

		195,435

Oil & Gas Storage & Transportation-4.89%
Energy Transfer Operating L.P. 2.90%, 05/15/2025	544,000	507,882
6.00%, 06/15/2048	71,000	67,045
Series 20Y, 5.80%, 06/15/2038	71,000	67,717
Enterprise Products Operating LLC 2.80%, 01/31/2030	800,000	791,232
3.70%, 01/31/2051	1,108,000	1,051,567
Kinder Morgan, Inc., 6.50%, 09/15/2020	2,599,000	2,629,100
MPLX L.P. 1.90% (3 mo. USD LIBOR + 0.90%), 09/09/2021(c)	524,000	493,099
2.10% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	379,000	336,423
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	1,250,000	1,385,512
Plains All American Pipeline L.P., Series B, 6.13%(d)	54,000	36,292

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Western Midstream Operating L.P. 2.16% (3 mo. USD LIBOR + 0.85%), 01/13/2023(c)	$1,471,000	$1,199,487
3.10%, 02/01/2025	946,000	867,955
Williams Cos., Inc. (The), 4.13%, 11/15/2020	4,000,000	4,013,385

		13,446,696

Other Diversified Financial Services-0.68%
AMC East Communities LLC, 6.01%, 01/15/2053(b)	190,827	216,586
Ares Finance Co. LLC, 4.00%, 10/08/2024(b)	150,000	150,310
Aviation Capital Group LLC 1.43% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	69,000	63,306
4.13%, 08/01/2025(b)	97,000	80,120
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	129,000	148,417
Fort Knox Military Housing Privatization Project, 1.15% (1 mo. USD LIBOR + 0.34%), 02/15/2052(b)(c)	234,484	137,917
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	227,766	222,116
Pacific Beacon LLC 5.38%, 07/15/2026(b)	88,950	97,223
5.51%, 07/15/2036(b)	500,000	607,646
USAA Capital Corp., 2.13%, 05/01/2030(b)	150,000	154,995

		1,878,636

Packaged Foods & Meats-0.37%
Hershey Co. (The), 3.13%, 11/15/2049	682,000	745,567
Mars, Inc., 2.70%, 04/01/2025(b)	121,000	128,002
Mondelez International, Inc., 2.13%, 04/13/2023	133,000	135,471

		1,009,040

Paper Packaging-0.09%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	253,000	255,720

Pharmaceuticals-0.14%
Bristol-Myers Squibb Co., 2.90%, 07/26/2024(b)	355,000	384,820

Property & Casualty Insurance-0.11%
First American Financial Corp., 4.30%, 02/01/2023	300,000	302,567

Railroads-0.27%
Norfolk Southern Corp., 2.55%, 11/01/2029	280,000	292,405
Union Pacific Corp., 2.15%, 02/05/2027	438,000	449,684

		742,089

Regional Banks-0.89%
Citizens Financial Group, Inc. 2.50%, 02/06/2030	435,000	411,656
3.25%, 04/30/2030	233,000	234,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Regional Banks-(continued)
Fifth Third Bancorp 2.38%, 01/28/2025	$515,000	$523,809
2.55%, 05/05/2027	316,000	315,377
KeyCorp, 2.25%, 04/06/2027	633,000	617,889
Zions Bancorporation N.A., 3.25%, 10/29/2029	365,000	334,245

		2,437,332

Reinsurance-0.22%
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	680,000	610,442

Renewable Electricity-0.09%
San Diego Gas & Electric Co., Series UUU, 3.32%, 04/15/2050	236,000	257,971

Residential REITs-0.20%
Camden Property Trust, 2.80%, 05/15/2030	208,000	216,195
Spirit Realty L.P. 4.00%, 07/15/2029	75,000	66,664
3.40%, 01/15/2030	335,000	279,097

		561,956

Semiconductor Equipment-0.09%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	242,000	242,941

Semiconductors-0.90%
Analog Devices, Inc., 2.95%, 04/01/2025	200,000	209,009
Broadcom, Inc. 4.70%, 04/15/2025(b)	1,070,000	1,182,164
5.00%, 04/15/2030(b)	629,000	709,977
Micron Technology, Inc. 4.98%, 02/06/2026	60,000	66,235
4.19%, 02/15/2027	275,000	293,882

		2,461,267

Soft Drinks-1.96%
Coca-Cola Co. (The) 2.50%, 06/01/2040	1,403,000	1,403,664
2.60%, 06/01/2050	1,077,000	1,079,065
2.75%, 06/01/2060	855,000	855,521
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	1,500,000	1,444,889
Keurig Dr Pepper, Inc., 3.80%, 05/01/2050	208,000	222,590
PepsiCo, Inc., 2.75%, 03/19/2030	352,000	385,634

		5,391,363

Sovereign Debt-1.92%
Abu Dhabi Government International Bond (United Arab Emirates) 2.50%, 04/16/2025(b)	350,000	361,504
3.13%, 04/16/2030(b)	495,000	528,512
3.88%, 04/16/2050(b)	370,000	395,974
Indonesia Government International Bond (Indonesia), 3.85%, 10/15/2030	410,000	425,656

	Principal Amount	Value
Sovereign Debt-(continued)
Israel Government International Bond (Israel) 2.75%, 07/03/2030	$545,000	$574,975
3.88%, 07/03/2050	350,000	388,885
4.50%, 04/03/2120	240,000	282,000
Peruvian Government International Bond (Peru) 2.39%, 01/23/2026	245,000	250,390
2.78%, 01/23/2031	340,000	351,220
Qatar Government International Bond (Qatar) 3.38%, 03/14/2024(b)	200,000	211,560
3.40%, 04/16/2025(b)	200,000	213,133
3.75%, 04/16/2030(b)	265,000	289,912
4.40%, 04/16/2050(b)	225,000	256,389
Saudi Government International Bond (Saudi Arabia), 3.75%, 01/21/2055(b)	805,000	740,537

		5,270,647

Specialized Finance-0.38%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	894,000	941,576
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	100,000	92,325

		1,033,901

Specialized REITs-0.90%
Crown Castle International Corp., 4.15%, 07/01/2050	180,000	212,744
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	452,000	435,412
SBA Communications Corp., 3.88%, 02/15/2027(b)	1,407,000	1,445,693
Weyerhaeuser Co., 4.00%, 04/15/2030	361,000	388,556

		2,482,405

Specialty Chemicals-0.39%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	515,000	385,091
PolyOne Corp., 5.75%, 05/15/2025(b)	684,000	694,260

		1,079,351

Steel-2.84%
POSCO (South Korea) 2.38%, 01/17/2023(b)	2,745,000	2,743,683
2.50%, 01/17/2025(b)	700,000	685,949
Steel Dynamics, Inc., 5.50%, 10/01/2024	4,275,000	4,374,597

		7,804,229

Systems Software-0.38%
Oracle Corp., 3.60%, 04/01/2050	910,000	1,042,509

Technology Hardware, Storage & Peripherals-0.22%
Apple, Inc., 2.05%, 09/11/2026	214,000	226,095
Dell International LLC/EMC Corp. 5.85%, 07/15/2025(b)	180,000	196,226
4.90%, 10/01/2026(b)	70,000	72,488
NCR Corp., 8.13%, 04/15/2025(b)	115,000	122,475

		617,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Tobacco-0.16%
Philip Morris International, Inc., 1.50%, 05/01/2025	$454,000	$453,965

Trading Companies & Distributors-0.23%
Aircastle Ltd., 4.40%, 09/25/2023	500,000	439,540
BOC Aviation Ltd. (Singapore), 2.36% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	200,000	199,085

		638,625

Trucking-0.44%
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.00%, 07/15/2025(b)	427,000	452,454
Ryder System, Inc., 4.63%, 06/01/2025	517,000	551,512
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(b)	204,000	205,801

		1,209,767

Water Utilities-0.09%
American Water Capital Corp., 3.45%, 05/01/2050	233,000	259,800

Total U.S. Dollar Denominated Bonds & Notes (Cost $169,410,712)		168,961,913

U.S. Government Sponsored Agency Mortgage-Backed Securities-23.65%
Collateralized Mortgage Obligations-3.09%
Fannie Mae Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7, 2.19% (1 mo. USD LIBOR + 1.70%), 10/15/2049(b)(c)(e)	1,922,198	1,644,196
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 2.67%, 11/25/2055(b)(f)	952,409	1,073,059
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series 2013-K026, Class X1, IO, 1.10%, 11/25/2022(f)	5,019,684	100,812
Series 2013-K035, Class X1, IO, 0.51%, 08/25/2023(f)	8,101,516	87,184
Series 2014-K036, Class X1, IO, 0.89%, 10/25/2023(f)	5,878,752	132,221
Series 2014-K037, Class X1, IO, 1.12%, 01/25/2024(f)	6,258,051	185,097
Series 2015-K042, Class X1, IO, 1.18%, 12/25/2024(f)	4,346,502	177,005
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	282,141
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	1,122,013
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,160,664
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	1,189,585
Series K038, Class X1, IO, 1.28%, 03/25/2024(f)	4,110,457	149,138

	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(g)	$401,939	$433,402
Series 2017-4, Class HT, 3.25%, 06/25/2057(g)	741,532	765,046

		8,501,563

Federal Home Loan Mortgage Corp. (FHLMC)-3.52%
3.55%, 10/01/2033	485,446	565,191
3.00%, 10/01/2034	1,044,553	1,104,672
4.00%, 11/01/2048 to 07/01/2049	1,077,264	1,152,618
3.50%, 08/01/2049	6,396,447	6,838,438

		9,660,919

Federal National Mortgage Association (FNMA)-16.60%
2.86%, 09/01/2029	500,000	559,826
2.99%, 09/01/2029	500,000	545,907
2.82%, 10/01/2029	500,000	558,388
3.05%, 10/01/2029	500,000	541,598
2.90%, 11/01/2029	500,000	542,279
3.08%, 10/01/2032	750,000	858,565
3.24%, 11/01/2032	479,874	548,221
3.31%, 01/01/2033	1,000,000	1,169,797
2.50%, 10/01/2034 to 12/01/2034	4,460,102	4,676,525
3.50%, 05/01/2047 to 06/01/2047	4,160,383	4,485,312
4.00%, 11/01/2047	393,963	421,187
3.00%, 09/01/2049 to 10/01/2049	6,583,026	7,018,023
TBA, 2.50%, 05/01/2035 to 05/01/2050(h)	12,022,000	12,537,504
TBA, 3.00%, 05/01/2035 to 05/01/2050(h)	10,585,000	11,173,824

		45,636,956

Government National Mortgage Association (GNMA)-0.44%
4.00%, 07/20/2049	272,321	289,624
TBA, 3.00%, 05/01/2050(h)	865,000	920,874

		1,210,498

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $62,977,369)		65,009,936

Asset-Backed Securities-16.25%
Anchorage Credit Funding 4 Ltd. (Cayman Islands), Series 2016-4A, Class A, 3.50%, 02/15/2035(b)	500,000	498,488
Angel Oak Mortgage Trust Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(f)	2,057,689	2,031,647
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(f)	424,475	427,810
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 1.09% (1 mo. USD LIBOR + 0.14%), 11/25/2036(c)	293,390	275,312
Benchmark Mortgage Trust Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	2,167,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Series 2019-B14, Class C, 3.90%, 12/15/2062(f)	$930,000	$769,053
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,869,875
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(f)	443,449	447,836
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(f)	255,452	253,353
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(f)	3,735,945	3,753,801
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,507,044
Deephaven Residential Mortgage Trust , Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(f)	2,584,824	2,584,146
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2I, 2.24% (3 mo. USD LIBOR + 1.25%), 07/25/2047(b)(c)	585,000	567,203
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,990,000	1,950,777
DT Auto Owner Trust Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	150,000	148,734
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	214,000	206,364
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	963,053	955,077
FREMF Mortgage Trust, Series 2013- K29, Class X2A, IO, 0.13%, 05/25/2046(b)	27,985,355	78,071
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(f)	1,157,010	1,174,038
GCAT Trust Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(g)	859,604	873,730
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(f)	1,332,585	1,319,745
Goldentree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 2.29% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(c)	2,000,000	1,935,911
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A2R, 3.79% (3 mo. USD LIBOR + 1.85%), 07/25/2029(b)(c)	300,000	284,147
Golub Capital Partners CLO 41B Ltd. (Cayman Islands), Series 2019-41A, Class A, 2.51% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(c)	427,000	419,922
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class C, 2.06% (1 mo. USD LIBOR + 1.35%), 07/15/2032(b)(c)	500,000	456,690

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 02/13/2053	$1,560,000	$1,677,150
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	300,000	273,314
Horizon Aircraft Finance III Ltd. (Cayman Islands), Series 2019-2, Class A, 3.43%, 11/15/2039(b)	388,095	311,564
JOL Air Ltd. (Cayman Islands), Series 2019-1, Class A, 3.97%, 04/15/2044(b)	242,211	194,485
MACH 1 Cayman Ltd. (Cayman Islands), Series 2019-1, Class B, 4.34%, 10/15/2039(b)	240,310	141,832
Morgan Stanley Capital I Trust , Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,597,073
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	876,851	855,261
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(f)	2,361,490	2,299,595
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	457,000	460,768
PPM CLO 3 Ltd. (Cayman Islands) Series 2019-3A, Class A, 2.54% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(c)	250,000	241,076
Series 2019-3A, Class B, 3.09% (3 mo. USD LIBOR + 1.95%), 07/17/2030(b)(c)	250,000	242,048
Progress Residential Trust, Series 2020- SFR1, Class A, 1.73%, 04/17/2037(b)	870,000	853,802
Race Point VIII CLO Ltd. (Cayman Islands) Series 2013-8A, Class AR2, 2.74% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(c)	681,000	654,618
Series 2013-8A, Class BR2, 3.20% (3 mo. USD LIBOR + 1.50%), 02/20/2030(b)(c)	681,000	632,568
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(f)	309,488	305,001
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	167,509	167,144
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,625,287	1,549,261
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	436,413	432,516
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	472,494	456,206
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	145,875	154,005
Taconic Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 2.14% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(c)	958,000	923,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.66%, 01/15/2059(f)	$1,681,168	$100,246
Wendy’s Funding LLC
Series 2015-1A, Class A23, 4.50%, 06/15/2045(b)	2,196,500	2,257,650
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	493,750	465,364
Woodmont Trust, Series 2017-2A, Class A, 2.94% (3 mo. USD LIBOR + 1.80%), 07/18/2028(b)(c)	500,000	483,364

Total Asset-Backed Securities (Cost $45,655,268)		44,685,824

U.S. Treasury Securities-5.23%
U.S. Treasury Bills-0.35%
0.01%–0.39%, 09/03/2020(i)(j)	952,000	951,653

U.S. Treasury Bonds-0.82%
2.38%, 11/15/2049	1,772,100	2,252,298

U.S. Treasury Notes-4.06%
0.25%, 04/15/2023	1,585,700	1,586,412
0.50%, 03/31/2025	1,517,400	1,530,099
0.38%, 04/30/2025	210,000	210,324
0.63%, 03/31/2027	2,802,000	2,824,547
1.50%, 02/15/2030	4,639,200	5,025,287

		11,176,669

Total U.S. Treasury Securities (Cost $13,933,550)		14,380,620

U.S. Government Sponsored Agency Securities-1.19%
Fannie Mae STRIPS 0.00%, 05/15/2029(k)	450,000	397,410
0.00%, 01/15/2030(k)	1,300,000	1,134,378
0.00%, 05/15/2030(k)	850,000	738,261
Federal Home Loan Mortgage Corp., 0.00%, 12/14/2029(k)	150,000	131,015
Freddie Mac STRIPS, 0.00%, 09/15/2030(k)	350,000	300,075
Tennessee Valley Authority 5.38%, 04/01/2056	100,000	177,917
4.25%, 09/15/2065	250,000	400,226

Total U.S. Government Sponsored Agency Securities (Cost $2,571,440)		3,279,282

Municipal Obligations-0.63%
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052	525,000	527,809
Illinois (State of), Series 2010-1, GO Bonds, (INS -AGM), 6.63%, 02/01/2035(l)	200,000	236,226
Los Angeles (City of), CA Department of Water & Power System Revenue, Series 2010, RB, 6.57%, 07/01/2045	255,000	411,098

	Principal Amount	Value
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020-C, Ref. RB, 3.03%, 08/15/2041	$580,000	$545,641

Total Municipal Obligations (Cost $1,704,913)		1,720,774

Non-U.S. Dollar Denominated Bonds & Notes-0.45%(m)
Electric Utilities-0.13%
PT Perusahaan Listrik Negara (Indonesia), 1.88%, 11/05/2031(b)	EUR 390,000	369,232

Integrated Telecommunication Services-0.18%
AT&T, Inc., Series B, 2.88%(d)	EUR 500,000	505,818

Movies & Entertainment-0.04%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR 100,000	112,816

Sovereign Debt-0.10%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR 309,000	263,177

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,430,005)		1,251,043

Agency Credit Risk Transfer Notes-0.40%
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 3.30% (1 mo. USD LIBOR + 2.35%), 01/25/2031(c)(e)	$137,000	123,920
Series 2019-R03, Class 1M2, 3.10% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(c)(e)	244,444	224,765
Series 2019-R06, Class 2M2, 3.05% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(c)(e)	284,000	244,141
Freddie Mac
Series 2016-DNA4, Class M3, STACR® , 4.75% (1 mo. USD LIBOR + 3.80%), 03/25/2029(c)(n)	250,000	244,621
Series 2016-HQA4, Class M3, STACR® , 4.85% (1 mo. USD LIBOR + 3.90%), 04/25/2029(c)(n)	251,000	250,734

Total Agency Credit Risk Transfer Notes (Cost $1,199,313)		1,088,181

	Shares

Preferred Stocks-0.13%
Diversified Banks-0.13%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%, (Cost $337,953)	266	372,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

Principal Amount	Value

Purchased Call Options-0.03% (Cost $64,422)(o)	74,775

TOTAL INVESTMENTS IN SECURITIES-109.42% (Cost $299,284,945)	300,824,439
OTHER ASSETS LESS LIABILITIES-(9.42)%	(25,903,510)

NET ASSETS-100.00%.	$274,920,929

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $97,709,420, which represented 35.54% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2020.
(d)	Perpetual bond with no specified maturity date.
(e)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2020.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	$951,653 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(l)	Principal and/or interest payments are secured by the bond insurance company listed.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(o)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	06/18/2021	3	$3,000	$900,000	$74,775

*  Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	01/15/2021	1	$3,200	$(1,447)	$320,000	$(11,435)	$(9,988)

*  Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	149	June-2020	$32,844,023	$4,594	$4,594
U.S. Treasury 5 Year Notes	87	June-2020	10,917,141	124,332	124,332
U.S. Treasury Long Bonds	32	June-2020	5,793,000	48,438	48,438
U.S. Treasury Ultra Bonds	10	June-2020	2,247,813	33,415	33,415

Subtotal-Long Futures Contracts				210,779	210,779

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	4	June-2020	(556,250)	(3,327)	(3,327)
U.S. Treasury 10 Year Ultra Notes	324	June-2020	(50,878,125)	(2,454,153)	(2,454,153)

Subtotal-Short Futures Contracts				(2,457,480)	(2,457,480)

Total Futures Contracts				$(2,246,701)	$(2,246,701)

Open Forward Foreign Currency Contracts
		Contract to		Unrealized
Settlement Date	Counterparty	Deliver	Receive	Appreciation (Depreciation)
Currency Risk
5/29/2020	Canadian Imperial Bank of Commerce	CAD 157,902	USD 118,936	$5,243
5/29/2020	Citibank N.A.	USD 486,338	EUR 450,000	6,835
5/29/2020	Royal Bank of Canada	USD 70,821	CAD 100,000	1,181

Subtotal-Appreciation				13,259

Currency Risk
5/29/2020	Citibank N.A.	EUR 1,685,000	USD 1,835,104	(11,552)

Subtotal-Depreciation				(11,552)

Total Forward Foreign Currency Contracts				$1,707

Abbreviations:

CAD-Canadian Dollar

EUR -Euro

USD -U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Asset Group (% of the Fund’s Net Assets) as of April 30, 2020
U.S. Dollar Denominated Bonds & Notes	61.46
U.S. Government Sponsored Agency Mortgage-Backed Securities	23.65
Asset-Backed Securities	16.25
U.S. Treasury Securities	5.23
U.S. Government Sponsored Agency Securities	1.19
Municipal Obligations	0.63
Non-U.S. Dollar Denominated Bonds & Notes	0.45
Agency Credit Risk Transfer Notes	0.40
Preferred Stocks	0.13
Open Exchanged-Traded Index Options Purchased	0.03
Other Assets Less Liabilities	(9.42)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Ultra Short Duration ETF (GSY)

April 30, 2020

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-53.32%
Advertising-0.09%
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	$2,000,000	$2,012,998

Agricultural & Farm Machinery-1.11%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	12,685,000	12,864,707
John Deere Capital Corp.
1.40% (3 mo. USD LIBOR + 0.40%), 06/07/2021(b)	9,639,000	9,606,472
1.20%, 04/06/2023	2,687,000	2,713,627

		25,184,806

Asset Management & Custody Banks-0.40%
Bank of New York Mellon Corp. (The), 2.60%, 08/17/2020	9,000,000	9,028,724

Automobile Manufacturers-3.90%
American Honda Finance Corp.
1.82% (3 mo. USD LIBOR + 0.47%), 01/08/2021(b)(c)	10,666,000	10,618,303
1.12% (3 mo. USD LIBOR + 0.35%), 06/11/2021(b)	5,625,000	5,573,093
General Motors Co., 2.54% (3 mo. USD LIBOR + 0.80%), 08/07/2020(b)	6,552,000	6,503,531
General Motors Financial Co., Inc., 3.20%, 07/13/2020	9,666,000	9,648,415
Hyundai Capital America, 2.29% (3 mo. USD LIBOR + 0.94%), 07/08/2021(b)(d)	10,000,000	9,679,823
Toyota Motor Credit Corp. 2.60%, 01/11/2022	6,000,000	6,136,324
2.09% (3 mo. USD LIBOR + 0.40%), 05/17/2022(b)	12,260,000	11,936,881
Volkswagen Group of America Finance LLC (Germany)
2.48% (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(d)	6,775,000	6,710,185
2.50%, 09/24/2021(d)	15,455,000	15,418,638
2.70%, 09/26/2022(d)	6,385,000	6,416,135

		88,641,328

Biotechnology-2.05%
AbbVie, Inc.
2.50%, 05/14/2020	16,183,000	16,189,077
2.15% (3 mo. USD LIBOR + 0.46%), 11/19/2021(b)(d)	10,000,000	9,921,335
2.30%, 11/21/2022(d)	8,000,000	8,208,154
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	12,000,000	12,188,039

		46,506,605

Cable & Satellite-0.88%
Comcast Corp., 1.87% (3 mo. USD LIBOR + 0.44%), 10/01/2021(b)	20,000,000	19,946,482

	Principal Amount	Value
Consumer Finance-1.46%
American Express Co.
2.22% (3 mo. USD LIBOR + 0.53%), 05/17/2021(b)	$5,000,000	$4,975,826
1.14% (3 mo. USD LIBOR + 0.60%), 11/05/2021(b)	12,000,000	11,899,149
Capital One Financial Corp. 2.47% (3 mo. USD LIBOR + 0.76%), 05/12/2020(b)	2,250,000	2,249,731
1.21% (3 mo. USD LIBOR + 0.45%), 10/30/2020(b)	4,100,000	4,089,251
1.95% (3 mo. USD LIBOR + 0.95%), 03/09/2022(b)	10,000,000	9,832,339

		33,046,296

Data Processing & Outsourced Services-0.45%
PayPal Holdings, Inc., 2.20%, 09/26/2022	10,105,000	10,296,824

Diversified Banks-12.44%
ABN AMRO Bank N.V. (Netherlands), 2.21% (3 mo. USD LIBOR + 0.57%), 08/27/2021(b)(d)	4,834,000	4,814,094
Australia & New Zealand Banking Group Ltd. (Australia), 2.15% (3 mo. USD LIBOR + 0.46%), 05/17/2021(b)(d)	4,737,000	4,715,345
Bank of America Corp. 1.77% (3 mo. USD LIBOR + 0.66%), 07/21/2021(b)	2,250,000	2,243,820
2.08% (3 mo. USD LIBOR + 0.65%), 10/01/2021(b)	8,850,000	8,810,023
1.87% (3 mo. USD LIBOR + 0.65%), 06/25/2022(b)	12,000,000	11,853,625
BPCE S.A. (France), 2.90% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(d)	12,000,000	11,922,360
Citibank N.A., 1.28% (3 mo. USD LIBOR + 0.50%), 06/12/2020(b)	2,000,000	1,998,534
Citizens Bank N.A.
2.22% (3 mo. USD LIBOR + 0.57%), 05/26/2020(b)	2,884,000	2,885,181
3.25%, 02/14/2022	6,431,000	6,579,451
Credit Agricole Corporate & Investment Bank S.A. (France)
0.96% (3 mo. USD LIBOR + 0.40%), 05/03/2021(b)(d)	10,000,000	9,916,755
2.06% (3 mo. USD LIBOR + 0.63%), 10/03/2021(b)	7,360,000	7,282,468
Credit Agricole S.A. (France), 1.87% (3 mo. USD LIBOR + 0.97%), 06/10/2020(b)(d)	9,750,000	9,752,518
HSBC Bank PLC (United Kingdom), 4.13%, 08/12/2020(d)	4,500,000	4,535,929
HSBC Holdings PLC (United Kingdom), 1.43% (3 mo. USD LIBOR + 0.65%), 09/11/2021(b)	10,714,000	10,636,129
JPMorgan Chase & Co., 2.26% (3 mo. USD LIBOR + 0.68%), 06/01/2021(b)	7,257,000	7,256,154
KeyBank N.A., 1.35% (3 mo. USD LIBOR + 0.66%), 02/01/2022(b)(c)	11,538,000	11,427,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
Lloyds Bank PLC (United Kingdom), 2.23% (3 mo. USD LIBOR + 0.49%), 05/07/2021(b)	$6,521,000	$6,475,457
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46% (3 mo. USD LIBOR + 1.88%), 03/01/2021(b)	3,342,000	3,370,587
1.64% (3 mo. USD LIBOR + 0.65%), 07/26/2021(b)	6,000,000	5,971,205
1.83% (3 mo. USD LIBOR + 1.06%), 09/13/2021(b)	5,000,000	4,993,646
Mizuho Financial Group, Inc. (Japan)
1.91% (3 mo. USD LIBOR + 1.14%), 09/13/2021(b)	6,850,000	6,850,004
2.60%, 09/11/2022	6,500,000	6,595,642
MUFG Union Bank N.A., 3.15%, 04/01/2022	7,500,000	7,725,248
National Australia Bank Ltd. (Australia), 1.27% (3 mo. USD LIBOR + 0.71%), 11/04/2021(b)(d)	12,000,000	11,972,996
NatWest Markets PLC (United Kingdom), 3.63%, 09/29/2022(d)	17,600,000	18,182,869
Nordea Bank Abp (Finland), 2.08% (3 mo. USD LIBOR + 0.47%), 05/29/2020(b)(d)	3,000,000	3,002,874
Royal Bank of Canada (Canada)
1.23% (3 mo. USD LIBOR + 0.24%), 10/26/2020(b)	5,000,000	4,990,869
1.15% (3 mo. USD LIBOR + 0.39%), 04/30/2021(b)	10,000,000	9,990,866
Sumitomo Mitsui Banking Corp. (Japan), 1.55% (3 mo. USD LIBOR + 0.37%), 10/16/2020(b)	6,667,000	6,664,876
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.68% (3 mo. USD LIBOR + 1.68%), 03/09/2021(b)	1,000,000	1,004,123
2.28% (3 mo. USD LIBOR + 1.14%), 10/19/2021(b)	2,300,000	2,301,450
Toronto-Dominion Bank (The) (Canada), 2.75% (3 mo. USD LIBOR + 0.35%), 07/22/2022(b)	10,000,000	10,021,363
Truist Bank
1.49% (3 mo. USD LIBOR + 0.50%), 10/26/2021(b)	8,277,000	8,213,612
2.28% (3 mo. USD LIBOR + 0.59%), 05/17/2022(b)	10,833,000	10,735,981
U.S. Bank N.A., 2.07% (3 mo. USD LIBOR + 0.38%), 11/16/2021(b)	9,091,000	9,013,217
UBS AG (Switzerland), 4.88%, 08/04/2020	10,250,000	10,349,601
United Overseas Bank Ltd. (Singapore), 1.52% (3 mo. USD LIBOR + 0.48%), 04/23/2021(b)(d)	2,500,000	2,483,077
Wells Fargo Bank N.A., 2.08% (3 mo. USD LIBOR + 0.38%), 05/21/2021(b)	15,000,000	14,919,088

		282,458,275

	Principal Amount	Value
Diversified Capital Markets-1.60%
Credit Suisse AG (Switzerland), 0.48% (SOFR + 0.45%), 02/04/2022(b)	$15,000,000	$14,590,264
Macquarie Bank Ltd. (Australia), 2.85%, 01/15/2021(d)	13,000,000	13,118,441
UBS Group AG (Switzerland), 3.09% (3 mo. USD LIBOR + 1.78%), 04/14/2021(b)(d)	8,550,000	8,610,958

		36,319,663

Electric Utilities-1.87%
Duke Energy Corp., 2.20% (3 mo. USD LIBOR + 0.50%), 05/14/2021(b)(d)	17,300,000	17,247,805
Exelon Generation Co. LLC, 4.00%, 10/01/2020	10,000,000	10,037,969
NextEra Energy Capital Holdings, Inc. 1.04% (3 mo. USD LIBOR + 0.48%), 05/04/2021(b)	8,000,000	7,939,584
Series H, 3.34%, 09/01/2020	7,200,000	7,246,839

		42,472,197

Environmental & Facilities Services-0.26%
Waste Management, Inc., 4.75%, 06/30/2020	5,893,000	5,926,950

Health Care Distributors-0.16%
McKesson Corp., 3.65%, 11/30/2020	3,583,000	3,629,481

Health Care Equipment-0.19%
Zimmer Biomet Holdings, Inc., 1.80% (3 mo. USD LIBOR + 0.75%), 03/19/2021(b)	4,450,000	4,402,383

Health Care Services-0.99%
Cigna Corp., 3.20%, 09/17/2020	3,000,000	3,020,400
CVS Health Corp. 1.72% (3 mo. USD LIBOR + 0.72%), 03/09/2021(b)	3,250,000	3,243,686
2.13%, 06/01/2021	5,483,000	5,529,041
Express Scripts Holding Co., 2.33% (3 mo. USD LIBOR + 0.75%), 11/30/2020(b)	10,700,000	10,604,483

		22,397,610

Hotels, Resorts & Cruise Lines-0.86%
Marriott International, Inc.
1.65% (3 mo. USD LIBOR + 0.65%), 03/08/2021(b)	1,986,000	1,927,133
Series N, 3.13%, 10/15/2021	11,412,000	11,141,217
Series Y, 2.18% (3 mo. USD LIBOR + 0.60%), 12/01/2020(b)	6,667,000	6,555,499

		19,623,849

Household Products-0.12%
Reynolds Group Issuer, Inc./LLC, 4.72% (3 mo. USD LIBOR + 3.50%), 07/15/2021(b)(d)	2,800,000	2,773,820

Industrial Conglomerates-0.58%
General Electric Co., 4.63%, 01/07/2021	6,176,000	6,281,937
Siemens Financieringsmaatschappij N.V. (Germany), 1.70%, 09/15/2021(d)	6,904,000	6,965,769

		13,247,706

Insurance Brokers-1.38%
Aon Corp., 5.00%, 09/30/2020	12,500,000	12,671,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Insurance Brokers-(continued)
Aon PLC, 2.80%, 03/15/2021	$7,510,000	$7,595,241
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	5,000,000	5,073,173
2.58% (3 mo. USD LIBOR + 1.20%), 12/29/2021(b)	6,000,000	6,000,069

		31,339,897

Integrated Oil & Gas-0.90%
BP Capital Markets America, Inc., 3.22%, 11/28/2023	7,495,000	7,862,418
Exxon Mobil Corp., 1.57%, 04/15/2023	12,409,000	12,576,661

		20,439,079

Integrated Telecommunication Services-1.17%
AT&T, Inc.
2.80%, 02/17/2021	13,114,000	13,256,779
2.17% (3 mo. USD LIBOR + 0.95%), 07/15/2021(b)	11,315,000	11,301,648
3.00%, 02/15/2022(c)	2,006,000	2,064,869

		26,623,296

Investment Banking & Brokerage-1.15%
Goldman Sachs Group, Inc. (The)
1.94% (3 mo. USD LIBOR + 1.20%), 09/15/2020(b)	250,000	250,348
2.88%, 02/25/2021	8,050,000	8,132,463
Morgan Stanley, 1.32% (SOFR + 0.83%), 06/10/2022(b)	18,000,000	17,627,581

		26,010,392

IT Consulting & Other Services-0.44%
International Business Machines Corp., 2.11% (3 mo. USD LIBOR + 0.40%), 05/13/2021(b)	10,000,000	9,998,675

Life & Health Insurance-4.65%
AIG Global Funding
1.68% (3 mo. USD LIBOR + 0.46%), 06/25/2021(b)(d)	4,000,000	3,957,275
2.30%, 07/01/2022(d)	5,000,000	5,089,300
Jackson National Life Global Funding
3.30%, 02/01/2022(d)	10,000,000	10,298,891
0.61% (SOFR + 0.60%), 01/06/2023(b)(d)	10,000,000	9,601,668
MET Tower Global Funding, 0.58% (SOFR + 0.55%), 01/17/2023(b)(d)	10,000,000	9,651,926
Metropolitan Life Global Funding I
0.62% (SOFR + 0.57%), 09/07/2020(b)(d)	5,402,000	5,379,937
2.50%, 12/03/2020(d)	15,794,000	15,920,978
1.58% (3 mo. USD LIBOR + 0.23%), 01/08/2021(b)(d)	16,100,000	16,078,916
(SOFR + 0.57%), 01/13/2023(b)(d)	3,749,000	3,617,563

	Principal Amount	Value
Life & Health Insurance-(continued)
New York Life Global Funding
1.17% (3 mo. USD LIBOR + 0.28%), 01/28/2021(b)(d)	$3,500,000	$3,488,287
2.00%, 04/13/2021(d)	5,000,000	5,048,961
2.06% (3 mo. USD LIBOR + 0.32%), 08/06/2021(b)(d)	6,665,000	6,615,826
1.75% (3 mo. USD LIBOR + 0.44%), 07/12/2022(b)(d)	7,407,000	7,315,065
Principal Life Global Funding II, 2.63%, 11/19/2020(d)	3,470,000	3,492,088

		105,556,681

Managed Health Care-1.04%
Aetna, Inc., 4.13%, 06/01/2021	12,000,000	12,221,451
UnitedHealth Group, Inc.
2.70%, 07/15/2020	9,685,000	9,716,162
2.13%, 03/15/2021	1,735,000	1,753,734

		23,691,347

Movies & Entertainment-0.21%
Walt Disney Co. (The), 1.83% (3 mo. USD LIBOR + 0.25%), 09/01/2021(b)	4,762,000	4,737,004

Multi-line Insurance-0.36%
Assurant, Inc., 2.48% (3 mo. USD LIBOR + 1.25%), 03/26/2021(b)	510,000	508,816
MassMutual Global Funding II, 2.50%, 04/13/2022(d)	7,500,000	7,704,033

		8,212,849

Oil & Gas Exploration & Production-1.02%
Apache Corp., 3.63%, 02/01/2021	1,626,000	1,572,885
ConocoPhillips, 2.59% (3 mo. USD LIBOR + 0.90%), 05/15/2022(b)(c)	11,853,000	11,456,643
EOG Resources, Inc., 4.40%, 06/01/2020	10,000,000	10,019,442

		23,048,970

Oil & Gas Refining & Marketing-0.08%
Phillips 66, 2.25% (3 mo. USD LIBOR + 0.60%), 02/26/2021(b)	1,900,000	1,862,681

Oil & Gas Storage & Transportation-3.18%
Enbridge, Inc. (Canada), 1.44% (3 mo. USD LIBOR + 0.70%), 06/15/2020(b)	22,100,000	22,068,986
Enterprise Products Operating LLC, 2.80%, 02/15/2021	19,753,000	19,872,929
Kinder Morgan Energy Partners L.P., 5.30%, 09/15/2020	16,742,000	16,871,305
Kinder Morgan, Inc., 5.00%, 02/15/2021(d)	8,794,000	8,914,952
MPLX L.P., 2.10% (3 mo. USD LIBOR + 1.10%), 09/09/2022(b)	2,844,000	2,524,505
Williams Cos., Inc. (The), 4.13%, 11/15/2020	2,000,000	2,006,693

		72,259,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Other Diversified Financial Services-0.46%
Aviation Capital Group LLC
2.53% (3 mo. USD LIBOR + 0.95%), 06/01/2021(b)(d)	$9,574,000	$8,872,915
1.43% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	1,775,000	1,628,513

		10,501,428

Packaged Foods & Meats-1.43%
General Mills, Inc.
1.72% (3 mo. USD LIBOR + 0.54%), 04/16/2021(b)	8,100,000	8,058,174
3.20%, 04/16/2021	6,000,000	6,104,607
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(d)	18,052,000	18,223,387

		32,386,168

Pharmaceuticals-1.88%
Bayer US Finance II LLC (Germany), 1.85% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(d)	13,606,000	13,376,724
Bristol-Myers Squibb Co., 1.89% (3 mo. USD LIBOR + 0.20%), 11/16/2020(b)(d) .	7,500,000	7,499,013
GlaxoSmithKline Capital PLC (United Kingdom), 2.05% (3 mo. USD LIBOR + 0.35%), 05/14/2021(b)	6,757,000	6,744,715
Mylan N.V., 3.15%, 06/15/2021	15,000,000	15,093,191

		42,713,643

Residential REITs-0.23%
AvalonBay Communities, Inc., 1.65% (3 mo. USD LIBOR + 0.43%), 01/15/2021(b)	5,350,000	5,285,831

Restaurants-0.46%
McDonald’s Corp., 1.32% (3 mo. USD LIBOR + 0.43%), 10/28/2021(b)	10,652,000	10,536,528

Retail REITs-0.59%
Realty Income Corp., 3.25%, 10/15/2022	3,798,000	3,899,500
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), 3.25%, 10/05/2020(d)	9,397,000	9,394,230

		13,293,730

Semiconductors-0.58%
Analog Devices, Inc., 2.50%, 12/05/2021	11,789,000	12,034,678
Intel Corp., 1.81% (3 mo. USD LIBOR + 0.08%), 05/11/2020(b)(c)	1,155,000	1,155,263

		13,189,941

Soft Drinks-0.56%
Keurig Dr Pepper, Inc., 3.55%, 05/25/2021	12,500,000	12,764,359

Specialized REITs-0.37%
American Tower Corp., 2.80%, 06/01/2020	8,423,000	8,423,126

Systems Software-0.75%
VMware, Inc., 2.30%, 08/21/2020	16,952,000	16,968,193

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-0.51%
Hewlett Packard Enterprise Co.
1.46% (3 mo. USD LIBOR + 0.68%), 03/12/2021(b)	$4,580,000	$4,537,312
2.09% (3 mo. USD LIBOR + 0.72%), 10/05/2021(b)	7,059,000	6,939,707

		11,477,019

Trading Companies & Distributors-0.51%
Air Lease Corp., 3.50%, 01/15/2022	12,260,000	11,572,736

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,215,553,655)		1,210,808,940

Asset-Backed Securities-18.37%
ABPCI Direct Lending Fund CLO I LLC (Cayman Islands), Series 2017-1A, Class A1, 2.92% (3 mo. USD LIBOR + 1.78%), 07/20/2029(b)(d)	1,800,000	1,749,099
ACIS CLO Ltd. (Cayman Islands), Series 2015-6A, Classs A1, 2.28% (3 mo. USD LIBOR + 1.59%), 05/01/2027(b)(d)	1,286,561	1,275,857
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/08/2021	2,717,911	2,722,239
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(d)(e)	7,089,220	7,144,916
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(d)(e)	7,265,566	7,354,082
Series 2019-2, Class A1, 3.63%, 03/25/2049(d)(e)	7,705,493	7,970,682
Series 2019-4, Class A1, 2.99%, 07/26/2049(d)(e)	5,753,944	5,807,072
Atrium XIII (Cayman Islands), Series 13A, Class A1, 2.22% (3 mo. USD LIBOR + 1.18%), 11/21/2030(b)(d)	3,000,000	2,911,797
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 2.12% (3 mo. USD LIBOR + 0.98%), 07/17/2026(b)(d)	2,785,723	2,757,211
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 1.59% (3 mo. USD LIBOR + 1.05%), 08/05/2027(b)(d)	9,000,000	8,829,508
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 1.09% (1 mo. USD LIBOR + 0.14%), 11/25/2036(b)	1,760,340	1,651,873
CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/2022	2,063,557	2,070,165
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 2.16% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(d)	6,250,000	5,946,047
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(d)	4,755,018	4,821,432
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 2.30% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(d)	1,676,121	1,648,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.71%, 03/25/2049(d)(e)	$1,891,410	$1,907,762
Series 2019-4, Class A1, 2.58%, 11/25/2049(d)(e)	9,553,999	9,479,902
Series 2020-1, Class A1, 2.49%, 02/25/2050(d)(e)	11,188,919	11,242,397
Countrywide Asset-Backed Ctfs.
Series 2004-SD2, Class M1, 1.88% (1 mo. USD LIBOR + 0.62%), 06/25/2033(b)(d)	281,698	278,941
Series 2006-6, Class 1A1, 1.12% (1 mo. USD LIBOR + 0.17%), 09/25/2036(b)	1,799,957	1,740,940
Crown Point CLO III Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 2.67% (3 mo. USD LIBOR + 1.45%), 12/31/2027(b)(d)	2,000,000	1,948,801
CSMC, Series 2014-2R, Class 27A1, 1.15% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(d)	182,239	176,690
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-4, Class M1, 1.67% (1 mo. USD LIBOR + 0.72%), 07/25/2034(b)	1,944,464	1,884,515
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, 3.74%, 01/25/2059(d)(e)	5,989,048	5,957,364
Series 2019-2A, Class A1, 3.56%, 04/25/2059(d)(e)	4,895,121	4,869,185
Diamond CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1, 2.59% (3 mo. USD LIBOR + 1.60%), 04/25/2029(b)(d)	12,000,000	11,753,630
Discover Card Execution Note Trust, Series 2019-A2, Class A, 1.08% (1 mo. USD LIBOR + 0.27%), 12/15/2023(b)	7,500,000	7,482,481
DT Auto Owner Trust, Series 2019-3A, Class A, 2.55%, 08/15/2022(d)	2,875,724	2,881,132
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(d)(e)	6,937,547	6,880,092
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/2024(d)	3,812,194	3,823,708
Fortress Credit Opportunities IX CLO Ltd. (Cayman Islands), Series 2017-9A, Class A1T, 3.24% (3 mo. USD LIBOR + 1.55%), 11/15/2029(b)(d)	2,000,000	1,866,237
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1, 3.70% (3 mo. USD LIBOR + 1.70%), 07/15/2030(b)(d)	9,000,000	8,635,218
Galaxy XXII CLO Ltd. (Cayman Islands), Series 2016-22A, Class A1R, 2.18% (3 mo. USD LIBOR + 1.00%), 07/16/2028(b)(d)	5,000,000	4,876,094
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(d)(f)	11,361,515	11,564,913
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(d)(f)	10,315,250	10,484,762

	Principal Amount	Value
Goldentree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 2.29% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(d)	$10,000,000	$9,679,555
Golub Capital BDC CLO LLC, Series 2014-1A, Class BR, 2.39% (3 mo. USD LIBOR + 1.40%), 04/25/2026(b)(d)	1,000,000	982,058
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A1R, 3.64% (3 mo. USD LIBOR + 1.70%), 07/25/2029(b)(d)	4,800,000	4,644,841
Golub Capital Partners CLO 36M Ltd. (Cayman Islands), Series 2018-36A, Class A, 1.84% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(d)	5,000,000	4,711,590
Golub Capital Partners CLO 39B Ltd. (Cayman Islands), Series 2018-39A, Class A1, 2.29% (3 mo. USD LIBOR + 1.15%), 10/20/2028(b)(d)	10,000,000	9,822,653
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 1.56% (1 mo. USD LIBOR + 0.85%), 07/15/2032(b)(d)	12,200,000	11,618,521
GSAMP Trust, Series 2005-HE6, Class M1, 1.61% (1 mo. USD LIBOR + 0.44%), 11/25/2035(b)	586,143	584,735
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2012-1A, Class B, 4.69% (3 mo. USD LIBOR + 3.00%), 08/15/2023(b)(d)	644,043	637,830
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(d)(e)	7,481,556	7,432,434
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.88% (1 mo. USD LIBOR + 0.39%), 01/25/2036(b)	2,500,000	2,378,990
Hunt CRE Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1.81% (1 mo. USD LIBOR + 1.00%), 08/15/2034(b)(d)	5,500,000	5,203,129
KKR CLO 21 Ltd. (Cayman Islands), Series A, 2.22% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(d)	2,000,000	1,885,259
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 0.71% (1 mo. USD LIBOR + 0.22%), 04/25/2037(b)	2,104,049	2,047,678
Navient Private Education Refi Loan Trust
Series 2019-A, Class A1, 3.03%, 01/15/2043(d)	860,303	862,688
Series 2019-FA, Class A1, 2.18%, 08/15/2068(d)	4,364,193	4,381,716
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 1.92% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(d)	10,000,000	9,663,153
New Residential Mortgage Loan Trust Series 2019-NQM3, Class A1, 2.80%, 07/25/2049(d)(e)	9,800,946	9,792,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Series 2017-5A, Class A1, 1.99% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(d)	$869,619	$852,602
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(d)(e)	10,522,207	10,263,125
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(d)(e)	5,657,736	5,509,447
Newstar Commercial Loan Funding LLC, Series 2017-1A, Class BN, 3.62% (3 mo. USD LIBOR + 2.50%), 03/20/2027(b)(d)	2,500,000	2,480,752
NextGear Floorplan Master Owner Trust
Series 2019-1A, Class A1, 1.46% (1 mo. USD LIBOR + 0.65%), 02/15/2024(b)(d)	12,750,000	12,142,256
Series 2019-2A, Class A1, 1.51% (1 mo. USD LIBOR + 0.70%), 10/15/2024(b)(d)	10,000,000	9,405,997
NXT Capital CLO LLC, Series 2017-1A, Class A, 2.84% (3 mo. USD LIBOR + 1.70%), 04/20/2029(b)(d)	7,500,000	7,142,908
OBX Trust, Series 2018-EXP1, Class 2A1, 1.34% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(d)	2,476,573	2,488,269
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 2.26% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(d)	6,750,000	6,532,906
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 1.99% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(d)	5,000,000	4,832,500
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 2.74% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(d)	10,000,000	9,612,596
Recette CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 2.44% (3 mo. USD LIBOR + 1.30%), 10/20/2027(b)(d)	2,000,000	1,934,789
Residential Mortgage Loan Trust
Series 2020-1, Class A1, 2.38%, 02/25/2024(d)(e)	6,548,369	6,453,437
Series 2019-1, Class A1, 3.94%, 10/25/2058(d)(e)	6,731,381	6,726,543
Series 2019-3, Class A1, 2.63%, 09/25/2059(d)(e)	10,415,071	10,392,376
SoFi Professional Loan Program LLC, Series 2019-B, Class A1, 2.78%, 08/17/2048(d)	3,192,010	3,212,835
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(e)	7,212,544	7,148,134
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1R, 2.79% (3 mo. USD LIBOR + 1.65%), 01/17/2026(b)(d)	2,500,000	2,469,112
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 1.98% (3 mo. USD LIBOR + 0.84%), 04/20/2028(b)(d)	10,948,172	10,595,649

	Principal Amount	Value
Venture XII CLO Ltd. (Cayman Islands), Series 2012-12A, Class ARR, 2.41% (3 mo. USD LIBOR + 0.80%), 02/28/2026(b)(d)	$3,529,378	$3,458,331
Venture XVI CLO Ltd. (Cayman Islands), Series 2014-16A, Class ARR, 2.07% (3 mo. USD LIBOR + 0.85%), 01/15/2028(b)(d)	1,441,431	1,407,269
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 02/25/2059(d)(e)	7,318,963	7,261,202
Series 2019-2, Class A1, 3.21%, 05/25/2059(d)(e)	6,084,500	6,099,162
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(e)	14,443,073	14,618,233
Woodmont Trust, Series 2017-2A, Class A, 2.94% (3 mo. USD LIBOR + 1.80%), 07/18/2028(b)(d)	3,600,000	3,480,222

Total Asset-Backed Securities (Cost $423,866,909)		417,245,014

U.S. Treasury Securities-1.54%
U.S. Treasury Bills-1.54%
0.21%, 10/08/2020(g)	15,000,000	14,993,667
0.30%, 10/15/2020(g)	20,000,000	19,990,490

Total U.S. Treasury Securities (Cost $34,957,961)		34,984,157

Municipal Obligations-0.60%
New York (State of) Housing Finance Agency (222 East 44th Street Housing), Series 2016 B, VRD RB, (LOC - Bank of China Ltd.), 0.50%, 05/01/2050(h)(i) (Cost $13,610,000)	13,610,000	13,610,000

Variable Rate Senior Loan Interests-0.08%(j)(k)
Aerospace & Defense-0.08%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 3.48% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,929,336)	1,933,740	1,752,452

Commercial Paper-17.55%
AstraZeneca PLC, 2.06%, 10/28/2020(d)(g)	17,000,000	16,880,681
AT&T, Inc., 1.76%, 07/13/2020(d)(g)	11,500,000	11,468,773
BAT International Finance PLC, 2.06%, 06/10/2020(d)(g)	10,000,000	9,983,748
Bayer Corp., 2.42%, 08/03/2020(d)(g)	10,000,000	9,951,101
Boeing Co. (The)
2.19%, 11/17/2020(d)(g)	10,000,000	9,831,495
2.18%, 11/18/2020(d)(g)	12,400,000	12,189,945
BP Capital Markets PLC, 1.76%, 06/22/2020(d)(g)	6,850,000	6,846,470
Canadian Natural Resources Ltd.
1.15%, 05/01/2020(d)(g)	2,800,000	2,799,938
1.25%, 05/05/2020(d)(g)	7,500,000	7,499,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
CenterPoint Energy, Inc. 1.90%, 05/11/2020(d)(g)	$15,000,000	$14,997,021
1.95%, 05/19/2020(d)(g)	8,500,000	8,496,133
CommonSpirit Health, Series A, 1.75%, 06/24/2020(g)	9,300,000	9,293,677
Daimler Finance North America LLC, 2.10%, 05/06/2020(d)(g)	5,600,000	5,599,258
Electricite de France S.A., 1.76%, 05/12/2020(d)(g)	20,000,000	19,994,700
Entergy Corp., 1.79%, 05/04/2020(d)(g)	3,850,000	3,849,609
Fidelity National Information Services, Inc., 2.96%, 05/04/2020(d)(g)	15,000,000	14,998,675
General Dynamics Corp., 2.05%, 07/14/2020(d)(g)	12,500,000	12,467,578
Motiva Enterprises LLC, 2.65%, 05/18/2020(g)	27,700,000	27,687,189
NatWest Markets PLC, Series G, 2.27%, 01/07/2021(d)(g)	10,000,000	9,864,830
NetApp, Inc. 1.50%, 05/05/2020(d)(g)	10,000,000	9,998,896
1.40%, 05/07/2020(d)(g)	10,000,000	9,998,454
Nissan Motor Acceptance Corp., 1.91%, 05/12/2020(d)(g)	10,000,000	9,996,727
Reckitt Benckiser Treasury Services PLC, 2.13%, 06/23/2020(d)(g)	9,000,000	8,994,668
Santander UK PLC, 1.93%, 06/29/2020(g)	28,300,000	28,271,936
Shell International Finance B.V., 2.11%, 02/02/2021(d)(g)	12,275,000	12,125,705
Sherwin-Williams Co. (The), 1.40%, 05/06/2020(d)(g)	10,000,000	9,999,867
Starbucks Corp., 1.93%, 01/29/2021(d)(g)	20,000,000	19,749,594
Suncor Energy, Inc., 1.77%, 05/26/2020(d)(g)	25,000,000	24,977,033
Swedbank AB, 1.56%, 11/17/2020	20,000,000	19,932,442
Verizon Communications, Inc., 1.91%, 06/11/2020(d)(g)	15,000,000	14,975,062
White Plains Capital Co. LLC, 1.15%, 05/27/2020(d)(g)	15,000,000	14,993,655

Total Commercial Paper (Cost $398,325,763)		398,714,032

	Repurchase Amount
Repurchase Agreements-7.18%(l)
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign non-agency mortgage-backed securities, domestic and foreign corporate obligations and domestic commercial paper valued at $286,064,805; 0% - 16.00%; 05/27/2020 - 03/25/2066), 1.04%(m)	-	50,000,000

	Repurchase Amount	Value
Citigroup Global Markets, Inc., joint term agreement dated 03/17/2020, aggregate maturing value of $58,500,000 (collateralized by foreign corporate obligations valued at $59,937,247; 5.88% - 9.20%; 04/22/2021 - 02/01/2041), 1.06%, 06/18/2020(b)	$10,000,000	$10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/02/2020 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, domestic and foreign corporate obligations, a U.S. government sponsored agency obligation and domestic commercial paper valued at $134,157,837; 0% - 12.00%; 05/11/2020 - 06/01/2060), 1.09%(m)	-	25,000,000
Nomura Securities International, Inc., term agreement dated 01/02/2020, maturing value of $28,000,000 (collateralized by a domestic non-agency mortgage-backed security valued at $30,800,001; 2.70%; 02/25/2049), 2.00%, 06/30/2020(b)	28,000,000	28,000,000
Societe Generale, joint open agreement dated 11/05/2019 (collateralized by a U.S. Treasury obligation, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $109,287,138; 0.63% -10.75%; 08/15/2020 - 10/15/2093), 1.28%(m)	-	50,000,000

Total Repurchase Agreements (Cost $163,000,000)		163,000,000

	Principal Amount
Certificate of Deposit-0.88%
Diversified Banks-0.88%
Standard Chartered Bank, (3 mo. USD LIBOR + 0.28%), 2.02%, 11/06/2020(b) (Cost $19,978,800)	20,000,000	20,009,679

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-99.52% (Cost $2,271,222,424)		2,260,124,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.06%
Invesco Private Government Fund, 0.01%(n)(o)(p) (Cost $1,288,936)	1,288,936	$1,288,936

TOTAL INVESTMENTS IN SECURITIES-99.58% (Cost $2,272,511,360)		2,261,413,210
OTHER ASSETS LESS LIABILITIES-0.42%		9,580,948

NET ASSETS-100.00%		$2,270,994,158

Investment Abbreviations:

BR	-Bearer Shares
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2020.
(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $1,075,750,514, which represented 47.37% of the Fund’s Net Assets.

(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2020.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on April 30, 2020.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)	Principal amount equals value at period end. See Note 2K.
(m)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(p)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$947,040	$22,650,050	$(23,597,090)	$-	$-	$-	$12,551
Invesco Liquid Assets Portfolio, Institutional Class*	315,445	7,074,807	(7,390,014)	-	(238)	-	4,706
Invesco Private Government Fund	-	2,454,122	(1,165,186)	-	-	1,288,936	1

Total	$1,262,485	$32,178,979	$(32,152,290)	$-	$(238)	$1,288,936	$17,258

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2020
U.S. Dollar Denominated Bonds & Notes	53.32
Asset-Backed Securities	18.37
Commercial Paper	17.55
Repurchase Agreements	7.18
U.S. Treasury Securities	1.54
Certificate of Deposit	0.88
Municipal Obligations	0.60
Variable Rate Senior Loan Interests	0.08
Money Market Funds Plus Other Assets Less Liabilities	0.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Variable Rate Investment Grade ETF (VRIG)

April 30, 2020

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-41.11%
Automobile Manufacturers-4.20%
Daimler Finance North America LLC (Germany)
1.11% (3 mo. USD LIBOR + 0.55%), 05/04/2021(b)(c)	$2,000,000	$1,946,581
2.59% (3 mo. USD LIBOR + 0.90%), 02/15/2022(b)(c)	1,500,000	1,420,795
Ford Motor Credit Co. LLC
2.13% (3 mo. USD LIBOR + 0.93%), 09/24/2020(c)	2,000,000	1,970,935
2.65% (3 mo. USD LIBOR + 1.27%), 03/28/2022(c)	1,000,000	883,985
1.64% (3 mo. USD LIBOR + 1.08%), 08/03/2022(c)	1,500,000	1,313,070
General Motors Financial Co., Inc.
2.84% (3 mo. USD LIBOR + 1.10%), 11/06/2021(c)	2,000,000	1,872,139
2.69% (3 mo. USD LIBOR + 1.31%), 06/30/2022(c)	1,000,000	908,013
2.36% (3 mo. USD LIBOR + 0.99%), 01/05/2023(c)	1,000,000	879,735
Volkswagen Group of America Finance LLC (Germany), 2.65% (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,000,000	1,937,712

		13,132,965

Construction Materials-0.24%
Vulcan Materials Co., 1.34% (3 mo. USD LIBOR + 0.60%), 06/15/2020(c)	750,000	748,681

Consumer Finance-0.31%
Capital One Financial Corp., 1.48% (3 mo. USD LIBOR + 0.72%), 01/30/2023(c)	1,000,000	951,398

Distillers & Vintners-0.30%
Constellation Brands, Inc., 2.39% (3 mo. USD LIBOR + 0.70%), 11/15/2021(c)	966,000	950,816

Diversified Banks-17.21%
Banco Santander S.A. (Spain), 2.87% (3 mo. USD LIBOR + 1.56%), 04/11/2022(c)	5,200,000	5,162,130
Bank of America Corp.
2.02% (3 mo. USD LIBOR + 1.00%), 04/24/2023(c)	3,281,000	3,253,306
2.10% (3 mo. USD LIBOR + 0.79%), 03/05/2024(c)	1,250,000	1,221,642
1.31% (3 mo. USD LIBOR + 0.77%), 02/05/2026(c)	1,042,000	995,639
Barclays PLC (United Kingdom)
2.94% (3 mo. USD LIBOR + 1.63%), 01/10/2023(c)	2,000,000	1,961,266
3.12% (3 mo. USD LIBOR + 1.43%), 02/15/2023(c)	2,000,000	1,955,847
BPCE S.A. (France), 2.90% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	4,000,000	3,974,120
Capital One N.A., 1.91% (3 mo. USD LIBOR + 1.15%), 01/30/2023(c)	3,750,000	3,617,811

	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
0.90% (SOFR + 0.87%), 11/04/2022(c)	$2,500,000	$2,428,131
1.97% (3 mo. USD LIBOR + 0.95%), 07/24/2023(c)	1,500,000	1,480,182
ING Groep N.V. (Netherlands), 2.45% (3 mo. USD LIBOR + 1.00%), 10/02/2023(c)	3,500,000	3,383,370
JPMorgan Chase & Co.
Series I, 4.23% (3 mo. USD LIBOR + 3.47%)(c)(d)	978,000	896,577
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(c)(d)	2,500,000	2,185,612
Mizuho Financial Group, Inc. (Japan), 2.02% (3 mo. USD LIBOR + 0.84%), 07/16/2023(c)	2,500,000	2,423,557
NatWest Markets PLC (United Kingdom), 2.78% (3 mo. USD LIBOR + 1.40%), 09/29/2022(b)(c)	2,500,000	2,467,341
Nordea Bank Abp (Finland), 2.55% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c)	2,987,000	2,923,669
Royal Bank of Scotland Group PLC (The) (United Kingdom)
3.16% (3 mo. USD LIBOR + 1.47%), 05/15/2023(c)	4,000,000	3,872,144
2.77% (3 mo. USD LIBOR + 1.55%), 06/25/2024(c)	2,000,000	1,905,473
Standard Chartered PLC (United Kingdom)
2.10% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	1,667,000	1,646,671
2.29% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	3,316,000	3,227,178
Truist Bank, 1.43% (SOFR + 0.73%), 03/09/2023(c)	2,000,000	1,931,334
USB Realty Corp., 2.37% (3 mo. USD LIBOR + 1.15%)(b)(c)(d)	1,100,000	865,419

		53,778,419

Health Care Distributors-1.25%
Cardinal Health, Inc., 1.51% (3 mo. USD LIBOR + 0.77%), 06/15/2022(c)	4,000,000	3,915,440

Health Care Equipment-1.32%
Becton, Dickinson and Co., 2.03% (3 mo. USD LIBOR + 1.03%), 06/06/2022(c)	4,225,000	4,133,010

Health Care Services-1.10%
Cigna Corp., 2.11% (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	3,543,000	3,435,736

Household Products-0.86%
Reckitt Benckiser Treasury Services PLC (United Kingdom), 1.76% (3 mo. USD LIBOR + 0.56%), 06/24/2022(b)(c)	2,750,000	2,697,741

Integrated Oil & Gas-0.30%
Occidental Petroleum Corp., 2.96% (3 mo. USD LIBOR + 1.25%), 08/13/2021(c)	1,000,000	930,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Integrated Telecommunication Services-2.55%
AT&T, Inc.
2.59% (3 mo. USD LIBOR + 0.89%), 02/15/2023(c)	$2,669,000	$2,598,238
1.96% (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	3,832,000	3,758,292
Verizon Communications, Inc., 2.79% (3 mo. USD LIBOR + 1.10%), 05/15/2025(c)	1,627,000	1,614,219

		7,970,749

Interactive Media & Services-0.36%
Tencent Holdings Ltd. (China), 1.74% (3 mo. USD LIBOR + 0.61%), 01/19/2023(b)(c)	1,143,000	1,111,865

Investment Banking & Brokerage-3.07%
Goldman Sachs Group, Inc. (The)
2.36% (3 mo. USD LIBOR + 1.05%), 06/05/2023(c)	2,500,000	2,460,239
2.02% (3 mo. USD LIBOR + 1.00%), 07/24/2023(c)	4,500,000	4,421,455
2.64% (3 mo. USD LIBOR + 1.75%), 10/28/2027(c)	250,000	242,866
Morgan Stanley, 2.03% (3 mo. USD LIBOR + 0.93%), 07/22/2022(c)	2,500,000	2,482,079

		9,606,639

Life & Health Insurance-2.23%
Athene Global Funding, 2.67% (3 mo. USD LIBOR + 1.23%), 07/01/2022(b)(c)	5,300,000	5,110,809
Jackson National Life Global Funding, 2.00% (3 mo. USD LIBOR + 0.73%), 06/27/2022(b)(c)	1,000,000	974,808
Metropolitan Life Global Funding I, 0.62% (SOFR + 0.57%), 09/07/2020(b)(c)	899,000	895,328

		6,980,945

Oil & Gas Exploration & Production-0.46%
ConocoPhillips, 2.59% (3 mo. USD LIBOR + 0.90%), 05/15/2022(c)	1,500,000	1,449,841

Oil & Gas Refining & Marketing-0.11%
Phillips 66, 2.25% (3 mo. USD LIBOR + 0.60%), 02/26/2021(c)	340,000	333,322

Oil & Gas Storage & Transportation-0.26%
MPLX L.P., 2.10% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	914,000	811,321

Other Diversified Financial Services-0.53%
Aviation Capital Group LLC, 2.53% (3 mo. USD LIBOR + 0.95%), 06/01/2021(b)(c)	1,777,000	1,646,874

Packaged Foods & Meats-1.44%
Conagra Brands, Inc., 1.85% (3 mo. USD LIBOR + 0.75%), 10/22/2020(c)	654,000	653,182
General Mills, Inc., 2.15% (3 mo. USD LIBOR + 1.01%), 10/17/2023(c)	3,937,000	3,846,480

		4,499,662

Pharmaceuticals-1.07%
Bayer US Finance II LLC (Germany), 1.85% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	3,395,000	3,337,791

	Principal Amount	Value
Specialty Chemicals-0.32%
DuPont de Nemours, Inc., 2.40% (3 mo. USD LIBOR + 0.71%), 11/15/2020(c)	$1,000,000	$996,921

Technology Hardware, Storage & Peripherals-0.64%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(b)	1,986,000	1,992,256

Trading Companies & Distributors-0.98%
BOC Aviation Ltd. (Singapore), 2.36% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,067,896

Total U.S. Dollar Denominated Bonds & Notes (Cost $132,767,697)		128,480,519

Agency Credit Risk Transfer Notes-24.03%
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 3.40% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(c)(e)	6,339,860	5,719,794
Series 2019-R02, Class 1M2, 2.79% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(c)(e)	2,993,670	2,762,285
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 2M2, 3.09% (1 mo. USD LIBOR + 2.60%), 05/25/2024(c)(e)	2,926,370	2,349,747
Series 2014-C03, Class 1M2, 3.49% (1 mo. USD LIBOR + 3.00%), 07/25/2024(c)(e)	5,685,346	4,437,844
Series 2014-C03, Class 2M2, 3.39% (1 mo. USD LIBOR + 2.90%), 07/25/2024(c)(e)	3,242,544	2,550,987
Series 2015-C02, Class 2M2, 4.49% (1 mo. USD LIBOR + 4.00%), 05/25/2025(c)(e)	809,544	706,735
Series 2016-C02, Class 1M2, 6.95% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)(e)	2,212,336	2,272,812
Series 2016-C04, Class 1M2, 4.74% (1 mo. USD LIBOR + 4.25%), 01/25/2029(c)	2,712,226	2,691,360
Series 2018-C04, Class 2M2, 3.04% (1 mo. USD LIBOR + 2.55%), 12/25/2030(c)(e)	5,708,588	5,005,037
Series 2018-C06, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.00%), 03/25/2031(c)(e)	4,902,831	4,463,190
Freddie Mac
Series 2014-DN1, Class M2, STACR® , 3.15% (1 mo. USD LIBOR + 2.20%), 02/25/2024(c)(f)	1,854,245	1,778,415
Series 2014-DN2, Class M2, STACR® , 2.60% (1 mo. USD LIBOR + 1.65%), 04/25/2024(c)(f)	1,098,605	1,078,326
Series 2014-HQ2, Class M2, STACR® , 3.15% (1 mo. USD LIBOR + 2.20%), 09/25/2024(c)(f)	2,900,049	2,757,882
Series 2015-HQ2, Class M2, STACR® , 2.90% (1 mo. USD LIBOR + 1.95%), 05/25/2025(c)(f)	3,932,670	3,728,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Series 2016-DNA1, Class M2, STACR® , 3.85% (1 mo. USD LIBOR + 2.90%), 07/25/2028(c)(f)	$337,446	$336,557
Series 2016-DNA4, Class M2, STACR® , 2.25% (1 mo. USD LIBOR + 1.30%), 03/25/2029(c)(f)	539,989	533,550
Series 2016-HQA3, Class M2, STACR® , 2.30% (1 mo. USD LIBOR + 1.35%), 03/25/2029(c)(f)	3,724,929	3,699,524
Series 2016-HQA4, Class M2, STACR® , 2.25% (1 mo. USD LIBOR + 1.30%), 04/25/2029(c)(f)	1,093,929	1,090,983
Series 2017-DNA3, Class M2, STACR® , 2.99% (1 mo. USD LIBOR + 2.50%), 03/25/2030(c)(f)	2,000,000	1,906,562
Series 2018-HQA1, Class M2, STACR® , 2.79% (1 mo. USD LIBOR + 2.30%), 09/25/2030(c)(f)	5,145,274	4,586,349
Series 2018-HQA2, Class M2, STACR® , 2.79% (1 mo. USD LIBOR + 2.30%), 10/25/2048(b)(c)(f)	5,500,000	4,717,941
Series 2018-HRP2, Class M2, STACR® , 2.20% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(c)(f)	2,785,089	2,668,663
Series 2019-DNA3, Class M2, STACR® , 3.00% (1 mo. USD LIBOR + 2.05%), 07/25/2049(b)(c)(f)	6,275,685	5,440,978
Series 2019-HQA2, Class M2, STACR® , 2.54% (1 mo. USD LIBOR + 2.05%), 04/25/2049(b)(c)(f)	3,865,946	3,516,032
Series 2019-HQA3, Class M2, STACR® , 2.34% (1 mo. USD LIBOR + 1.85%), 09/25/2049(b)(c)(f)	5,000,000	4,299,334

Total Agency Credit Risk Transfer Notes (Cost $84,958,001)		75,099,641

Asset-Backed Securities-22.67%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 3.91%, 02/25/2035(g)	230,349	220,538
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 2.06% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(c)	4,000,000	3,547,400
BBCMS 2019-BWAY Mortgage Trust, Series 2019-BWAY, Class B, 2.02% (1 mo. USD LIBOR + 1.31%), 11/25/2034(b)(c)	3,250,000	3,095,294
Bear Stearns ARM Trust
Series 2003-7, Class 6A, 4.11%, 10/25/2033(g)	258,211	245,652
Series 2003-8, Class 4A1, 4.25%, 01/25/2034(g)	240,451	231,098
BFLD Trust, Series 2019-DPLO, Class A, 1.80% (1 mo. USD LIBOR + 1.09%), 10/15/2034(b)(c)	1,500,000	1,423,665
BX Trust, Series 2018-GW, Class A, 1.51% (1 mo. USD LIBOR + 0.80%), 05/15/2035(b)(c)	4,500,000	4,114,640

	Principal Amount	Value
Capital One Multi-Asset Execution Trust, Series 2016-A2, Class A2, 1.44% (1 mo. USD LIBOR + 0.63%), 02/15/2024(c)	$250,000	$250,579
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1.50% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	22,839	22,304
Commercial Mortgage Trust
Series 2014-FL5, Class B, 2.09% (1 mo. USD LIBOR + 2.15%), 10/15/2031(b)(c)	105,625	104,932
Series 2019-521F, Class C, 2.01% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(c)	4,000,000	3,751,391
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 1.14% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(c)	958,609	937,789
Series 2018-AGS, Class A2, 0.99% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(c)	1,805,636	1,765,358
Credit Suisse Mortgage Capital Ctfs., Series 2019-ICE4, Class B, 1.94% (1 mo. USD LIBOR + 1.23%), 05/15/2036(b)(c)	4,000,000	3,870,902
CSWF, Series 2018-TOP, Class B, 2.01% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	2,400,000	2,228,108
DBGS Mortgage Trust, Series 2018-5BP, Class B, 1.54% (1 mo. USD LIBOR + 0.83%), 06/15/2033(b)(c)	3,000,000	2,771,909
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.56%, 04/25/2059(b)(g)	612,599	609,353
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 2.24% (3 mo. USD LIBOR + 1.25%), 07/25/2047(b)(c)	4,567,875	4,428,913
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 1.75% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(c)	693,690	669,789
Hertz Vehicle Financing II L.P., Series 2017-1A, Class B, 3.56%, 10/25/2021(b)	320,000	293,623
Home Equity Asset Trust, Series 2004-5, Class M2, 1.89% (1 mo. USD LIBOR + 0.95%), 11/25/2034(c)	1,106,896	1,052,548
Home Partners of America Trust
Series 2017-1, Class A, 1.57% (1 mo. USD LIBOR + 0.82%), 07/17/2034(b)(c)	1,402,748	1,380,559
Series 2018-1, Class B, 1.85% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	1,760,000	1,654,516
Invitation Homes Trust
Series 2017-SFR2, Class A, 1.60% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	1,833,582	1,785,566
Series 2017-SFR2, Class C, 2.20% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	5,620,000	5,371,373
Series 2018-SFR1, Class B, 1.70% (1 mo. USD LIBOR + 0.95%), 03/17/2037(b)(c)	1,000,000	946,866
Series 2018-SFR4, Class C, 2.15% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(c)	3,000,000	2,831,533
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1.13% (1 mo. USD LIBOR + 0.64%), 10/25/2028(c)	233,507	220,225
Series 2005-A2, Class A5, 3.73%, 02/25/2035(g)	89,140	81,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2017- CLS, Class B, 1.56% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	$2,200,000	$2,129,174
OBX Trust
Series 2018-EXP1, Class 2A1, 1.34% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	2,591,762	2,604,002
Series 2018-EXP2, Class 2A2, 1.90% (1 mo. USD LIBOR + 0.95%), 07/25/2058(b)(c)	2,022,168	2,003,102
Series 2019-EXP1, Class 2A2, 2.10% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(c)	834,838	807,049
Series 2019-EXP2, Class 2A2, 2.15% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(c)	1,780,459	1,740,412
Series 2020-EXP1, Class 2A2, 1.44% (1 mo. USD LIBOR + 0.95%), 02/25/2060(b)(c)	1,556,564	1,530,190
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 2.09% (3 mo. USD LIBOR + 1.10%), 01/25/2028(c)	919,529	918,352
Residential Mortgage Loan Trust, Series 2019-1, Class A1, 3.94%, 10/25/2058(b)(g)	1,121,897	1,121,090
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 1.96% (1 mo. USD LIBOR + 1.25%), 06/15/2033(b)(c)	1,000,000	969,680
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A2, 4.07%, 06/25/2034(g)	111,040	103,711
Wells Fargo Commercial Mortgage Trust
Series 2018-BXI, Class B, 1.66% (1 mo. USD LIBOR + 0.96%), 12/15/2036(b)(c)	4,643,738	4,429,952
Series 2016-NXS5, Class A6FL, 2.30% (1 mo. USD LIBOR + 1.55%), 01/15/2059(b)(c)	2,500,000	2,604,097

Total Asset-Backed Securities (Cost $74,070,035)		70,868,675

U.S. Treasury Securities-6.84%
U.S. Treasury Notes-6.84%
0.26% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%), 01/31/2022(c) (Cost $21,362,756)	21,350,000	21,378,496

U.S. Government Sponsored Agency Mortgage-Backed Securities-4.79%
Collateralized Mortgage Obligations-3.53%
Fannie Mae REMICs
Series 2011-127, Class FJ, 0.84% (1 mo. USD LIBOR + 0.35%), 09/25/2041(c)	93,265	92,991
Series 2014-92, Class FB, 1.90% (1 mo. USD LIBOR + 0.32%), 01/25/2045(c)	1,419,108	1,398,879
Series 2016-25, Class FL, 0.99% (1 mo. USD LIBOR + 0.50%), 05/25/2046(c)	424,954	424,333

	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series 2017-100, Class FM, 1.90% (1 mo. USD LIBOR + 0.32%), 12/25/2047(c)	$486,973	$485,392
Series 2017-68, Class AF, 1.88% (1 mo. USD LIBOR + 0.30%), 09/25/2047(c)	1,406,898	1,400,764
Freddie Mac Multifamily Structured Pass Through Ctfs., Series Q008, Class A, 1.38% (1 mo. USD LIBOR + 0.39%), 10/25/2045(c)	2,881,651	2,889,062
Freddie Mac REMICs
Series 4091, Class JF, 1.31% (1 mo. USD LIBOR + 0.50%), 06/15/2041(c)	324,013	324,388
Series 4547, Class FA, 2.03% (1 mo. USD LIBOR + 0.45%), 09/15/2040(c)	1,121,728	1,125,210
Series 4683, Class FA, 1.93% (1 mo. USD LIBOR + 0.35%), 09/15/2038(c)	1,460,882	1,469,255
Series 4770, Class FA, 1.90% (1 mo. USD LIBOR + 0.32%), 08/15/2043(c)	1,412,548	1,418,561

		11,028,835

Federal Home Loan Mortgage Corp. (FHLMC)-0.48%
ARM, 3.71% (1 yr. USD LIBOR + 1.62%), 06/01/2037(c)	309,953	322,934
ARM, 4.17% (1 yr. USD LIBOR + 1.74%), 11/01/2038(c)	611,963	638,870
ARM, 4.01% (1 yr. USD LIBOR + 1.73%), 03/01/2043(c)	516,615	537,790

		1,499,594

Federal National Mortgage Association (FNMA)-0.78%
ARM, 3.64% (1 yr. USD LIBOR + 1.64%), 02/01/2035(c)	57,617	57,897
ARM, 3.45% (6 mo. USD LIBOR + 1.57%), 07/01/2035(c)	80,518	81,891
ARM, 4.32% (1 yr. U.S. Treasury Yield Curve Rate + 2.32%), 07/01/2035(c)	1,148,845	1,203,009
ARM, 3.98% (1 yr. USD LIBOR + 1.78%), 10/01/2036(c)	445,465	465,482
ARM, 3.78% (1 yr. USD LIBOR + 1.78%), 03/01/2037(c)	226,076	228,924
ARM, 3.68% (1 yr. USD LIBOR + 1.59%), 11/01/2037(c)	384,444	399,545

		2,436,748

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $15,010,366)		14,965,177

	Shares
Exchange-Traded Funds-0.37%
Invesco Variable Rate Preferred ETF(h) (Cost $1,113,000)	50,000	1,166,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(h)(i) (Cost $381,025)	381,025	$381,025

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $329,662,880)		312,339,533
OTHER ASSETS LESS LIABILITIES-0.07%		223,745

NET ASSETS-100.00%		$312,563,278

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $137,914,412, which represented 44.12% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2020.
(d)	Perpetual bond with no specified maturity date.
(e)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(f)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2020.

(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income
Invesco Variable Rate Preferred ETF	$7,719,000	$1,113,000	$(7,543,333)	$(190,000)	$67,333	$1,166,000	$120,260
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	4,141,764	92,117,331	(95,878,070)	-	-	381,025	13,917
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	—	989,053	(989,053)	-	-	-	12

Total	$11,860,764	$94,219,384	$(104,410,456)	$(190,000)	$67,333	$1,547,025	$134,189

*	At April 30, 2020, this security was no longer held.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2020
U.S. Dollar Denominated Bonds & Notes	41.11
Agency Credit Risk Transfer Notes	24.03
Asset-Backed Securities	22.67
U.S. Treasury Securities	6.84
U.S. Government Sponsored Agency Mortgage-Backed Securities	4.79
Exchange-Traded Funds	0.37
Money Market Funds Plus Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

(This Page Intentionally Left Blank)

53

Statements of Assets and Liabilities

April 30, 2020

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Assets:
Unaffiliated investments in securities, at value(a)	$109,470,138	$-	$-	$-	$-
Affiliated investments in securities, at value(a)	74,964	5,738,317	5,505,744	5,944,757	5,732,972
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	-	-	-
Unrealized appreciation on futures contracts	-	-	-	-	-
Cash	-	24,130	-	-	-
Foreign currencies, at value	-	-	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	-	-	-	-	-
Receivable for:
Dividends and interest	58,758	-	-	-	-
Securities lending	31	1,706	1,806	1,435	1,778
Investments sold	-	-	-	-	-
Fund shares sold	-	-	-	-	-

Total assets	109,603,891	5,764,153	5,507,550	5,946,192	5,734,750

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	-	-	-	-	-
Unrealized depreciation on futures contracts	-	-	-	-	-
Open written options, at value	-	-	-	-	-
Due to custodian	-	-	1,511	1,201	1,682
Payable for:
Variation margin on futures contracts	-	-	-	-	-
Investments purchased	-	25,594	-	-	-
Collateral upon return of securities loaned	-	707,132	642,593	770,211	670,268
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	29,180	198	194	202	200
Accrued advisory fees	-	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-	-
Accrued expenses	-	-	-	-	-

Total liabilities	29,180	732,924	644,298	771,614	672,150

Net Assets	$109,574,711	$5,031,229	$4,863,252	$5,174,578	$5,062,600

Net assets consist of:
Shares of beneficial interest	$131,921,285	$5,495,303	$5,005,386	$5,528,485	$5,129,557
Distributable earnings (loss)	(22,346,574)	(464,074)	(142,134)	(353,907)	(66,957)

Net Assets	$109,574,711	$5,031,229	$4,863,252	$5,174,578	$5,062,600

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,400,000	400,001	400,001	400,001	400,001
Net asset value	$78.27	$12.58	$12.16	$12.94	$12.66

Market price	$78.24	$12.58	$12.14	$12.94	$12.67

Unaffiliated investments in securities, at cost	$124,416,564	$-	$-	$-	$-

Affiliated investments in securities, at cost	$74,964	$6,168,380	$5,644,208	$6,587,279	$6,013,794

Foreign currencies, at cost	$-	$-	$-	$-	$-

Premium received on written options	$-	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$680,579	$625,118	$738,825	$648,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$20,235,799	$300,824,439	$2,260,124,274	$310,792,508
8,745,036	-	1,288,936	1,547,025

-	13,259	-	-
154,135	-	-	-
-	-	164,983	1,857,819
-	56,922	187	-

4,332,267	-	-	-

20,035	1,616,632	6,667,991	532,545
6	-	462	158
926,265	11,386,173	-	968,013
-	-	5,002,190	175

34,413,543	313,897,425	2,273,249,023	315,698,243

-	11,552	-	-
334,046	-	-	-
-	11,435	-	-
7,949	531,257	-	-

25,648	45,327	-	-
-	38,265,335	-	1,867,832
19,531	-	1,288,936	-
1,478,963	-	-	1,188,455
9,021	111,590	-	78,678
-	-	370,645	-
-	-	33,117	-
-	-	562,167	-

1,875,158	38,976,496	2,254,865	3,134,965

$32,538,385	$274,920,929	$2,270,994,158	$312,563,278

$108,520,065	$269,682,471	$2,285,335,492	$335,272,769
(75,981,680)	5,238,458	(14,341,334)	(22,709,491)

$32,538,385	$274,920,929	$2,270,994,158	$312,563,278

1,100,000	5,000,000	45,400,000	13,150,001
$29.58	$54.98	$50.02	$23.77

$30.10	$55.14	$50.03	$23.65

$19,455,079	$299,284,945	$2,271,222,424	$328,168,855

$8,755,745	$-	$1,288,936	$1,494,025

$-	$58,191	$182	$-

$-	$1,447	$-	$-

$18,321	$-	$1,253,009	$-

55

Statements of Operations

For the six months ended April 30, 2020

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Investment income:
Unaffiliated interest income	$-	$-	$-	$-
Unaffiliated dividend income	2,269,296	-	-	-
Affiliated dividend income	445	66,430	71,158	89,863
Securities lending income	555	11,537	10,281	11,116

Total investment income	2,270,296	77,967	81,439	100,979

Expenses:
Unitary management fees	209,936	1,185	1,132	1,252
Advisory fees	-	-	-	-
Accounting & administration fees	-	-	-	-
Custodian & transfer agent fees	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-
Other expenses	-	-	-	-

Total expenses	209,936	1,185	1,132	1,252

Less: Waivers	(83)	(6)	(6)	(6)

Net expenses	209,853	1,179	1,126	1,246

Net investment income	2,060,443	76,788	80,313	99,733

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,694,323)	-	-	-
Affiliated investment securities	(226)	(56,479)	(29,839)	(45,301)
Unaffiliated in-kind redemptions	676,428	-	-	-
Affiliated in-kind redemptions	-	-	-	308,913
Foreign currencies	-	-	-	-
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	-	-	-
Swap agreements	-	-	-	-
Distributions of underlying fund shares	-	1,589	2,503	1,469

Net realized gain (loss)	(7,018,121)	(54,890)	(27,336)	265,081

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(21,514,842)	-	-	-
Affiliated investment securities	-	(464,717)	(222,325)	(788,705)
Foreign currencies	-	-	-	-
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	-	-	-
Written options	-	-	-	-

Change in net unrealized appreciation (depreciation)	(21,514,842)	(464,717)	(222,325)	(788,705)

Net realized and unrealized gain (loss)	(28,532,963)	(519,607)	(249,661)	(523,624)

Net increase (decrease) in net assets resulting from operations	$(26,472,520)	$(442,819)	$(169,348)	$(423,891)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$-	$-	$3,375,515	$32,070,653	$4,668,721
-	152,850	9,975	-	-
104,722	17,627	-	-	134,177
15,462	113	-	4,242	158

120,184	170,590	3,385,490	32,074,895	4,803,056

1,684	41,764	577,716	-	549,541

-	-	-	2,650,355	-
-	-	-	81,349	-
-	-	-	10,933	-
-	-	-	17,871	-
-	-	-	121,397	-

1,684	41,764	577,716	2,881,905	549,541

(8)	(4,114)	-	-	(15,731)

1,676	37,650	577,716	2,881,905	533,810

118,508	132,940	2,807,774	29,192,990	4,269,246

-	286,038	5,740,734	(3,298,162)	(560,659)
(34,906)	(8)	-	(238)	67,333
-	208,431	-	-	-
223,139	-	-	-	-
-	-	(398)	(83,890)	-
-	-	44,448	557,985	-
-	1,645,050	676,881	-	-
-	-	3,894	-	-
4,098	-	-	-	-

192,331	2,139,511	6,465,559	(2,824,305)	(493,326)

-	179,158	(2,291,158)	(21,863,535)	(17,551,669)
(464,935)	(3,772)	-	-	(190,000)
-	-	(3,404)	180,508	-
-	-	1,574	59,744	-
-	(215,359)	(2,353,776)	-	-
-	-	(9,988)	-	-

(464,935)	(39,973)	(4,656,752)	(21,623,283)	(17,741,669)

(272,604)	2,099,538	1,808,807	(24,447,588)	(18,234,995)

$(154,096)	$2,232,478	$4,616,581	$4,745,402	$(13,965,749)

57

Statements of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)		Invesco Balanced Multi-Asset Allocation ETF (PSMB)
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Operations:
Net investment income	$2,060,443	$1,391,586	$76,788	$115,698
Net realized gain (loss)	(7,018,121)	6,141,384	(54,890)	602,066
Change in net unrealized appreciation (depreciation)	(21,514,842)	5,252,874	(464,717)	44,652

Net increase (decrease) in net assets resulting from operations	(26,472,520)	12,785,844	(442,819)	762,416

Distributions to Shareholders from:
Distributable earnings	(1,932,626)	(1,794,273)	(202,049)	(94,498)

Shareholder Transactions:
Proceeds from shares sold	45,036,090	110,777,526	1,429,720	13,727,128
Value of shares repurchased	(28,607,779)	(28,024,316)	-	(12,769,071)

Net increase (decrease) in net assets resulting from share transactions	16,428,311	82,753,210	1,429,720	958,057

Net increase (decrease) in net assets	(11,976,835)	93,744,781	784,852	1,625,975

Net assets:
Beginning of period	121,551,546	27,806,765	4,246,377	2,620,402

End of period	$109,574,711	$121,551,546	$5,031,229	$4,246,377

Changes in Shares Outstanding:
Shares sold	500,000	1,200,000	100,000	1,000,000
Shares repurchased	(350,000)	(300,000)	-	(900,000)
Shares outstanding, beginning of period	1,250,000	350,000	300,001	200,001

Shares outstanding, end of period	1,400,000	1,250,000	400,001	300,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Conservative Multi-Asset Allocation ETF (PSMC)		Invesco Growth Multi-Asset Allocation ETF (PSMG)		Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019

$80,313	$190,401	$99,733	$114,995	$118,508	$141,866
(27,336)	673,587	265,081	277,200	192,331	146,406
(222,325)	89,616	(788,705)	141,956	(464,935)	168,743

(169,348)	953,604	(423,891)	534,151	(154,096)	457,015

(158,509)	(181,438)	(225,808)	(122,002)	(271,790)	(124,458)

1,285,940	13,463,524	5,914,103	2,698,237	2,769,528	3,907,547
-	(11,579,555)	(4,489,862)	(1,401,116)	(2,797,530)	-

1,285,940	1,883,969	1,424,241	1,297,121	(28,002)	3,907,547

958,083	2,656,135	774,542	1,709,270	(453,888)	4,240,104

3,905,169	1,249,034	4,400,036	2,690,766	5,516,488	1,276,384

$4,863,252	$3,905,169	$5,174,578	$4,400,036	$5,062,600	$5,516,488

100,000	1,100,000	400,000	200,000	200,000	300,000
-	(900,000)	(300,000)	(100,000)	(200,000)	-
300,001	100,001	300,001	200,001	400,001	100,001

400,001	300,001	400,001	300,001	400,001	400,001

59

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco Total Return Bond ETF (GTO)
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Operations:
Net investment income	$132,940	$515,126	$2,807,774	$1,835,065
Net realized gain (loss)	2,139,511	(1,621,783)	6,465,559	512,761
Change in net unrealized appreciation (depreciation)	(39,973)	832,829	(4,656,752)	5,210,441

Net increase (decrease) in net assets resulting from operations	2,232,478	(273,828)	4,616,581	7,558,267

Distributions to Shareholders from:
Distributable earnings	(184,273)	(483,318)	(3,767,546)	(2,627,276)

Shareholder Transactions:
Proceeds from shares sold	19,180,172	16,147,665	118,265,944	131,138,988
Value of shares repurchased	(8,727,385)	(21,875,872)	(20,976,835)	-

Net increase (decrease) in net assets resulting from share transactions	10,452,787	(5,728,207)	97,289,109	131,138,988

Net increase (decrease) in net assets	12,500,992	(6,485,353)	98,138,144	136,069,979

Net assets:
Beginning of period	20,037,393	26,522,746	176,782,785	40,712,806

End of period	$32,538,385	$20,037,393	$274,920,929	$176,782,785

Changes in Shares Outstanding:
Shares sold	650,000	600,000	2,150,000	2,450,000
Shares repurchased	(300,000)	(800,000)	(400,000)	-
Shares outstanding, beginning of period	750,000	950,000	3,250,000	800,000

Shares outstanding, end of period	1,100,000	750,000	5,000,000	3,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Ultra Short Duration ETF (GSY)		Invesco Variable Rate Investment Grade ETF (VRIG)
Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019

$29,192,990	$62,514,805	$4,269,246	$12,434,064
(2,824,305)	1,264,412	(493,326)	(2,323,118)
(21,623,283)	9,522,070	(17,741,669)	1,304,737

4,745,402	73,301,287	(13,965,749)	11,415,683

(31,549,118)	(63,730,963)	(4,930,461)	(13,248,198)

887,948,576	3,061,250,919	40,076,295	24,927,861
(1,211,935,018)	(2,060,592,233)	(100,143,601)	(79,436,569)

(323,986,442)	1,000,658,686	(60,067,306)	(54,508,708)

(350,790,158)	1,010,229,010	(78,963,516)	(56,341,223)

2,621,784,316	1,611,555,306	391,526,794	447,868,017

$2,270,994,158	$2,621,784,316	$312,563,278	$391,526,794

17,600,000	60,900,000	1,600,000	1,000,000
(24,200,000)	(41,000,000)	(4,150,000)	(3,200,000)
52,000,000	32,100,000	15,700,001	17,900,001

45,400,000	52,000,000	13,150,001	15,700,001

61

Financial Highlights

Invesco Active U.S. Real Estate ETF (PSR)

	Six Months Ended April 30, 2020		Years Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$97.24		$79.45	$80.07	$75.57	$73.43	$70.66
Net investment income(a)	1.53		2.16	2.05	0.75	1.73	1.51
Net realized and unrealized gain (loss) on investments	(19.04)		18.01	(1.24)	5.44	3.04	2.51
Total from investment operations	(17.51)		20.17	0.81	6.19	4.77	4.02
Distributions to shareholders from:
Net investment income	(1.46)		(2.38)	(1.43)	(1.69)	(1.80)	(1.25)
Net realized gains	-		-	-	-	(0.83)	-
Total distributions	(1.46)		(2.38)	(1.43)	(1.69)	(2.63)	(1.25)
Net asset value at end of period	$78.27		$97.24	$79.45	$80.07	$75.57	$73.43
Market price at end of period(b)	$78.24		$97.13	$79.30	$80.04	$75.55	$73.49
Net Asset Value Total Return(c)	(17.89)%		25.82%	1.02%	8.37%	6.65%	5.72%
Market Price Total Return(c)	(17.83)%		25.90%	0.87%	8.36%	6.53%	5.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$109,575		$121,552	$27,807	$24,020	$26,450	$55,069
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.53%	0.80%	0.80%	0.80%
Net investment income	3.44	%(d)	2.40%	2.58%	0.97%	2.34%	2.09%
Portfolio turnover rate(e)	26%		30%	92%	134%	192%	199%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights–(continued)

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

	Six Months Ended April 30, 2020		Years Ended October 31,			For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$14.15		$13.10		$13.32	$12.50
Net investment income(b)(c)	0.22		0.38		0.36	0.18
Net realized and unrealized gain (loss) on investments	(1.14)		1.09		(0.23)	0.76
Total from investment operations	(0.92)		1.47		0.13	0.94
Distributions to shareholders from:
Net investment income	(0.30)		(0.38)		(0.32)	(0.12)
Net realized gains	(0.35)		(0.04)		(0.03)	-
Total distributions	(0.65)		(0.42)		(0.35)	(0.12)
Net asset value at end of period	$12.58		$14.15		$13.10	$13.32
Market price at end of period(d)	$12.58		$14.17		$13.14	$13.33
Net Asset Value Total Return(e)	(6.80)%		11.57%		0.89%	7.57	%(f)
Market Price Total Return(e)	(6.94)%		11.37%		1.12%	7.65	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,031		$4,246		$2,620	$1,332
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.11	%(i)	0.05%	0.05	%(h)
Net investment income(c)	3.24	%(h)	2.81	%(i)	2.68%	2.08	%(h)
Portfolio turnover rate(j)	16%		56%		26%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.74%. The market price total return from Fund Inception to October 31, 2017 was 7.65%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.06%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights–(continued)

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

	Six Months Ended April 30, 2020		Years Ended October 31,			For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.02		$12.49		$12.87	$12.50
Net investment income(b)(c)	0.22		0.46		0.44	0.21
Net realized and unrealized gain (loss) on investments	(0.57)		0.73		(0.38)	0.31
Total from investment operations	(0.35)		1.19		0.06	0.52
Distributions to shareholders from:
Net investment income	(0.22)		(0.66)		(0.42)	(0.15)
Net realized gains	(0.29)		-		(0.02)	-
Total distributions	(0.51)		(0.66)		(0.44)	(0.15)
Net asset value at end of period	$12.16		$13.02		$12.49	$12.87
Market price at end of period(d)	$12.14		$13.04		$12.49	$12.88
Net Asset Value Total Return(e)	(2.78)%		9.80%		0.39%	4.18	%(f)
Market Price Total Return(e)	(3.10)%		9.96%		0.31%	4.26	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,863		$3,905		$1,249	$1,287
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.09	%(i)	0.05%	0.05	%(h)
Net investment income(c)	3.55	%(h)	3.60	%(i)	3.42%	2.36	%(h)
Portfolio turnover rate(j)	20%		32%		38%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.26%. The market price total return from Fund Inception to October 31, 2017 was 4.17%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights–(continued)

Invesco Growth Multi-Asset Allocation ETF (PSMG)

	Six Months Ended April 30, 2020		Years Ended October 31,			For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$14.67		$13.45		$13.56	$12.50
Net investment income(b)(c)	0.28		0.38		0.35	0.17
Net realized and unrealized gain (loss) on investments	(1.62)		1.23		(0.15)	1.00
Total from investment operations	(1.34)		1.61		0.20	1.17
Distributions to shareholders from:
Net investment income	(0.17)		(0.35)		(0.28)	(0.11)
Net realized gains	(0.22)		(0.04)		(0.03)	-
Total distributions	(0.39)		(0.39)		(0.31)	(0.11)
Net asset value at end of period	$12.94		$14.67		$13.45	$13.56
Market price at end of period(d)	$12.94		$14.69		$13.50	$13.59
Net Asset Value Total Return(e)	(9.36)%		12.24%		1.43%	9.36	%(f)
Market Price Total Return(e)	(9.49)%		11.97%		1.58%	9.60	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,175		$4,400		$2,691	$1,356
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.10	%(i)	0.05%	0.05	%(h)
Net investment income(c)	3.99	%(h)	2.70	%(i)	2.51%	1.90	%(h)
Portfolio turnover rate(j)	10%		81%		21%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 9.54%. The market price total return from Fund Inception to October 31, 2017 was 9.69%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.05%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights–(continued)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

	Six Months Ended April 30, 2020		Years Ended October 31,			For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.79		$12.76		$13.10	$12.50

Net investment income(b)(c)	0.24		0.46		0.40	0.20
Net realized and unrealized gain (loss) on investments	(0.89)		0.94		(0.34)	0.54

Total from investment operations	(0.65)		1.40		0.06	0.74

Distributions to shareholders from:
Net investment income	(0.23)		(0.36)		(0.37)	(0.14)
Net realized gains	(0.25)		(0.01)		(0.03)	-

Total distributions	(0.48)		(0.37)		(0.40)	(0.14)

Net asset value at end of period	$12.66		$13.79		$12.76	$13.10

Market price at end of period(d)	$12.67		$13.82		$12.78	$13.12

Net Asset Value Total Return(e)	(4.78)%		11.22%		0.40%	5.94	%(f)
Market Price Total Return(e)	(4.92)%		11.28%		0.41%	6.10	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,063		$5,516		$1,276	$1,310
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.11	%(i)	0.05%	0.05	%(h)
Net investment income(c)	3.52	%(h)	3.48	%(i)	3.03%	2.23	%(h)
Portfolio turnover rate(j)	18%		65%		32%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 6.03%. The market price total return from Fund Inception to October 31, 2017 was 6.02%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.06%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights–(continued)

Invesco S&P 500® Downside Hedged ETF (PHDG)

	Six Months Ended April 30, 2020		Years Ended October 31,
	(Unaudited)		2019		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$26.72		$27.92		$26.67	$23.42	$24.89	$29.50
Net investment income(a)	0.18		0.46		0.41	0.40	0.37	0.33
Net realized and unrealized gain (loss) on investments	2.94		(1.21)		1.36	3.37	(1.37)	(3.39)
Total from investment operations	3.12		(0.75)		1.77	3.77	(1.00)	(3.06)
Distributions to shareholders from:
Net investment income	(0.26)		(0.45)		(0.52)	(0.52)	(0.47)	(0.32)
Net realized gains	-		-		-	-	-	(1.23)
Total distributions	(0.26)		(0.45)		(0.52)	(0.52)	(0.47)	(1.55)
Net asset value at end of period	$29.58		$26.72		$27.92	$26.67	$23.42	$24.89
Market price at end of period(b)	$30.10		$26.65		$27.86	$26.68	$23.45	$24.92
Net Asset Value Total Return(c)	11.73%		(2.71)%		6.61%	16.27%	(4.10)%	(10.83)%
Market Price Total Return(c)	13.99%		(2.75)%		6.33%	16.16%	(4.09)%	(10.69)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,538		$20,037		$26,523	$24,006	$106,574	$416,981
Ratio to average net assets of:
Expenses, after Waivers(d)	0.35	%(e)	0.36	%(f)	0.38%	0.39%	0.37%	0.35%
Expenses, prior to Waivers(d)	0.39	%(e)	0.40	%(f)	0.39%	0.39%	0.39%	0.39%
Net investment income	1.24	%(e)	1.66	%(f)	1.45%	1.59%	1.52%	1.23%
Portfolio turnover rate(g)	672%		608%		542%	54%	373%	478%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights–(continued)

Invesco Total Return Bond ETF (GTO)

	Six Months Ended April 30, 2020		Year Ended October 31,		Two Months Ended October 31,		Years Ended August 31,		For the Period February 10, 2016(a) Through August 31,
	(Unaudited)		2019		2018		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$54.39		$50.89		$52.10		$52.61	$52.54	$49.97

Net investment income(b)	0.65		1.44		0.31		1.47	1.47	0.72
Net realized and unrealized gain (loss) on investments	0.85		4.57		(1.20)		(0.37)	0.29	2.42

Total from investment operations	1.50		6.01		(0.89)		1.10	1.76	3.14

Distributions to shareholders from:
Net investment income	(0.65)		(1.55)		(0.32)		(1.49)	(1.38)	(0.57)
Net realized gains	(0.26)		(0.96)		-		(0.12)	(0.31)	-

Total distributions	(0.91)		(2.51)		(0.32)		(1.61)	(1.69)	(0.57)

Net asset value at end of period	$54.98		$54.39		$50.89		$52.10	$52.61	$52.54

Market price at end of period	$55.14	(c)	$54.43	(c)	$50.93	(c)	$52.10 (c)	$52.67	$52.60

Net Asset Value Total Return(d)	2.80%		12.22%		(1.72)%		2.14%	3.47%	6.29%
Market Price Total Return(d)	3.02%		12.20%		(1.64)%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$274,921		$176,783		$40,713		$41,678	$81,538	$21,014
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(e)	0.50	%(f)	0.50	%(e)	0.50%	0.49%	0.49	%(e)
Expenses, prior to Waivers	0.50	%(e)	0.50	%(f)	0.50	%(e)	0.51%	0.51%	0.50	%(e)
Net investment income	2.43	%(e)	2.75%		3.58	%(e)	2.80%	2.87%	2.56	%(e)
Portfolio turnover rate(g)	265%		511%		53%		219%	171%	131%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Financial Highlights–(continued)

Invesco Ultra Short Duration ETF (GSY)

	Six Months Ended April 30, 2020		Year Ended October 31,	Five Months Ended October 31,		Years Ended May 31,
	(Unaudited)		2019	2018		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$50.42		$50.20	$50.28		$50.28	$50.01	$50.10	$50.30

Net investment income(a)	0.55		1.38	0.55		0.87	0.70	0.60	0.63
Net realized and unrealized gain (loss) on investments	(0.35)		0.24	(0.06)		0.14	0.24	(0.11)	(0.12)

Total from investment operations	0.20		1.62	0.49		1.01	0.94	0.49	0.51

Distributions to shareholders from:
Net investment income	(0.58)		(1.39)	(0.57)		(1.01)	(0.67)	(0.58)	(0.71)
Net realized gains	(0.02)		(0.01)	-		-	-	-	-

Total distributions	(0.60)		(1.40)	(0.57)		(1.01)	(0.67)	(0.58)	(0.71)

Net asset value at end of period	$50.02		$50.42	$50.20		$50.28	$50.28	$50.01	$50.10

Market price at end of period	$50.03	(b)	$50.42 (b)	$50.22	(b)	$50.29 (b)	$50.29	$50.03	$50.11

Net Asset Value Total Return(c)	0.40%		3.25%	0.98%		2.02%	1.90%	0.98%	1.01%
Market Price Total Return(c)	0.42%		3.20%	1.00%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,270,994		$2,621,784	$1,611,555		$1,166,465	$1,076,092	$715,109	$440,913
Ratio to average net assets of:
Expenses, after Waivers	0.22	%(d)	0.23%	0.25	%(d)	0.27%	0.27%	0.28%	0.25%
Expenses, prior to Waivers	0.22	%(d)	0.23%	0.25	%(d)	0.28%	0.28%	0.28%	0.25%
Net investment income	2.20	%(d)	2.77%	2.64	%(d)	1.74%	1.40%	1.21%	1.25%
Portfolio turnover rate(e)	20%		30%	6%		56%	52%	25%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Financial Highlights–(continued)

Invesco Variable Rate Investment Grade ETF (VRIG)

	Six Months Ended April 30, 2020		Years Ended October 31,			For the Period September 20, 2016(a) Through October 31,
	(Unaudited)		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.94		$25.02	$25.20	$24.98	$25.00

Net investment income(b)	0.29		0.75	0.65	0.50	0.06
Net realized and unrealized gain (loss) on investments	(1.13)		(0.03)	(0.15)	0.29	(0.03)

Total from investment operations	(0.84)		0.72	0.50	0.79	0.03

Distributions to shareholders from:
Net investment income	(0.33)		(0.80)	(0.68)	(0.56)	(0.05)
Return of capital	-		-	-	(0.01)	(0.00	)(c)

Total distributions	(0.33)		(0.80)	(0.68)	(0.57)	(0.05)

Net asset value at end of period	$23.77		$24.94	$25.02	$25.20	$24.98

Market price at end of period(d)	$23.65		$24.95	$25.02	$25.22	$25.04

Net Asset Value Total Return(e)	(3.39)%		2.92%	2.01%	3.21%	0.14	%(f)
Market Price Total Return(e)	(3.91)%		2.96%	1.92%	3.04%	0.38	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$312,563		$391,527	$447,868	$133,548	$49,956
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(g)	0.30%	0.30%	0.30%	0.30	%(g)
Expenses, prior to Waivers	0.30	%(g)
Net investment income	2.33	%(g)	3.00%	2.59%	1.98%	2.03	%(g)
Portfolio turnover rate(h)	43%		62%	26%	23%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 22, 2016, the first day of trading on the Exchange) to October 31, 2016 was 0.18%. The market price total return from Fund Inception to October 31, 2016 was 0.22%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2020

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Active U.S. Real Estate ETF (PSR)	“Active U.S. Real Estate ETF”
Invesco Balanced Multi-Asset Allocation ETF (PSMB)	“Balanced Multi-Asset Allocation ETF”
Invesco Conservative Multi-Asset Allocation ETF (PSMC)	“Conservative Multi-Asset Allocation ETF”
Invesco Growth Multi-Asset Allocation ETF (PSMG)	“Growth Multi-Asset Allocation ETF”
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	“Moderately Conservative Multi-Asset Allocation ETF”
Invesco S&P 500® Downside Hedged ETF (PHDG)	“S&P 500® Downside Hedged ETF”
Invesco Total Return Bond ETF (GTO)	“Total Return Bond ETF”
Invesco Ultra Short Duration ETF (GSY)	“Ultra Short Duration ETF”
Invesco Variable Rate Investment Grade ETF (VRIG)	“Variable Rate Investment Grade ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Active U.S. Real Estate ETF	NYSE Arca, Inc.
Balanced Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Growth Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Moderately Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
Total Return Bond ETF	NYSE Arca, Inc.
Ultra Short Duration ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The NASDAQ Stock Market

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants, the Shares are not individually redeemable securities of the Funds.

Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying Funds”) advised by Invesco Capital Management LLC (the “Adviser”) or its affiliates, or other unaffiliated advisers. Each affiliated Underlying Fund’s accounting policies are outlined in that affiliated Underlying Fund’s financial statements and are publicly available.

The investment objective for Active U.S. Real Estate ETF is to seek to achieve high total return through growth of capital and current income. The investment objective for Balanced Multi-Asset Allocation ETF is to seek to provide current income and capital appreciation. The investment objective for Conservative Multi-Asset Allocation ETF is to seek total return consistent with a lower level of risk relative to the broad stock market. The investment objective for Growth Multi-Asset Allocation ETF is to seek to provide long-term capital appreciation. The investment objective for Moderately Conservative Multi-Asset Allocation ETF is to seek to provide current income and some capital appreciation. The investment objective for S&P 500® Downside Hedged ETF is to

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seek to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns. The investment objective for Total Return Bond ETF is to seek maximum total return, comprised of income and capital appreciation. The investment objective of Ultra Short Duration ETF is to seek maximum current income, consistent with preservation of capital and daily liquidity. The investment objective for Variable Rate Investment Grade ETF is to seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in an Underlying Fund, if any, that are held as investments of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Agency Debt Risk. Certain Funds may invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to each Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between each Fund and conventional ETFs.

Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

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Commodity Pool Risk. S&P 500® Downside Hedged ETF’s investments in futures contracts has caused it to be deemed commodity pools, thereby subjecting it to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program. Additionally, the Fund’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Credit Risk. The issuer of instruments in which certain Funds invest may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Derivatives Risk. Derivatives involve risks different from, or possibly greater than, risks associated with other types of investments. Derivatives may be harder to value and may also be less tax efficient. To the extent that a Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company as well as regulatory changes.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest

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rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Investment Risk. For certain Funds, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to risk of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payment of interest and principal. The values of junk bond often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of instruments that have an average duration of less than one year.

Investing in ETFs and Other Investment Companies Risk. Because certain Funds may invest in ETFs and other investment companies, a Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Certain Funds will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Liquidity Risk. For certain Funds, liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

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Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

Non-Diversified Fund Risk. Because each Fund (except Active U.S. Real Estate ETF, S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Portfolio Size Risk. Under normal market conditions, certain Funds typically will hold a small number of positions (approximately 10-20 Underlying Funds). To the extent that a significant portion of a Fund’s total assets is invested in a limited number of holdings, the appreciation or depreciation of any one Underlying Fund may have a greater impact on such Fund’s NAV than it would if the Fund held a greater number of constituents.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate may increase a fund’s transaction costs it may also generate a greater amount of taxable capital gain distributions to the fund’s shareholders. Funds that engage in TBA transactions are also subject to portfolio turnover risk.

REIT Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. In addition to the risks pertaining to real estate investments more generally, such as declining property values or rising interest rates, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and a REIT’s shareholders will incur a proportionate share of those expenses.

Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent the Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

To-Be-Announced (TBA) Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns.

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U.S. Government Obligation/Securities Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

VIX Index Risk. For S&P 500® Downside Hedged ETF, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of each Fund’s Shares. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF) declares and pays dividends from net investment income, if any, to their shareholders quarterly and record such dividends on the ex-dividend date. Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

77

taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund (except Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

Ultra Short Duration ETF is responsible for all of its expenses, including, but not limited to, the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expense, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Commercial Mortgage-Backed Securities - Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the

78

Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

K.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

L.

Structured Securities - Certain Funds may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

M.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

N.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s

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books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

O.

Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

Each Fund also enters into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund sets aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

P.

Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

Q.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated

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expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Put Options Purchased and Written - Certain Funds may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying portfolio securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively.

A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

S.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any,

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on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

T.

Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

Pursuant to an Investment Management Agreement, each Fund (except Ultra Short Duration ETF) accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Unitary Management Fees (as a % of average daily net assets)
Active U.S. Real Estate ETF	0.35%
Balanced Multi-Asset Allocation ETF	0.05%
Conservative Multi-Asset Allocation ETF	0.05%
Growth Multi-Asset Allocation ETF	0.05%
Moderately Conservative Multi-Asset Allocation ETF	0.05%
S&P 500® Downside Hedged ETF	0.39%
Total Return Bond ETF	0.50%
Variable Rate Investment Grade ETF	0.30%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets. Ultra Short Duration ETF is responsible for all of its own expenses, including its management fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Independent Trustees, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2022.

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Additionally, the Adviser has contractually agreed to waive a portion of the Total Return Bond ETF and the Ultra Short Duration ETF’s management fee and/or reimburse Fund expenses for each Fund in an amount equal to 100% of the net advisory fees that an affiliated person of the Adviser (an “Affiliated Person”) or the Adviser receives that are attributable to each Fund’s investments in any other fund managed by such Affiliated Person or the Adviser. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by each Fund.

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Through April 6, 2020, the Adviser agreed to waive a portion of its unitary management fee to the extent necessary to prevent Total Return Bond ETF operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, Acquired Fund Fees and Expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding its management fee.

Additionally, Variable Rate Investment Grade ETF may invest in other ETFs managed by the Adviser, and the indirect portion of the management fee that such Fund incurs through such investments is in addition to the Adviser’s unitary management fee. Therefore, the Adviser also has agreed to waive, through August 31, 2022, the management fees that it receives under the unitary management fee from Variable Rate Investment Grade ETF in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated ETFs managed by the Adviser. There is no guarantee that the Adviser will extend this waiver past that date.

For the six-months ended April 30, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Active U.S. Real Estate ETF	$83
Balanced Multi-Asset Allocation ETF	6
Conservative Multi-Asset Allocation ETF	6
Growth Multi-Asset Allocation ETF	6
Moderately Conservative Multi-Asset Allocation ETF	8
S&P 500® Downside Hedged ETF	4,114
Total Return Bond ETF	-
Ultra Short Duration ETF	-
Variable Rate Investment Grade ETF	15,731

The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

There are no amounts available for potential recapture by the Adviser as of April 30, 2020.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended April 30, 2020, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
S&P 500® Downside Hedged ETF	$-	$130	$(6)

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active

83

market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for Invesco Ultra Short Duration ETF and certain Funds listed below, as of April 30, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). All of the securities in Invesco Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$5,031,185	$-	$-	$5,031,185
Money Market Funds	-	707,132	-	707,132

Total Investments	$5,031,185	$707,132	$-	$5,738,317

Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$4,863,151	$-	$-	$4,863,151
Money Market Funds	-	642,593	-	642,593

Total Investments	$4,863,151	$642,593	$-	$5,505,744

Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$5,174,546	$-	$-	$5,174,546
Money Market Funds	-	770,211	-	770,211

Total Investments	$5,174,546	$770,211	$-	$5,944,757

Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$5,062,704	$-	$-	$5,062,704
Money Market Funds	-	670,268	-	670,268

Total Investments	$5,062,704	$670,268	$-	$5,732,972

S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,239,764	$-	$-	$20,239,764
Money Market Funds	8,721,540	19,531	-	8,741,071

Total Investments in Securities	28,961,304	19,531	-	28,980,835

Other Investments - Assets(a)
Futures Contracts	154,135	-	-	154,135

Other Investments - Liabilities(a)
Futures Contracts	(334,046)	-	-	(334,046)

Total Other Investments	(179,911)	-	-	(179,911)

Total Investments	$28,781,393	$19,531	$-	$28,800,924

84

	Level 1	Level 2	Level 3	Total
Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$168,961,913	$-	$168,961,913
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	65,009,936	-	65,009,936
Asset-Backed Securities	-	44,685,824	-	44,685,824
U.S. Treasury Securities	-	14,380,620	-	14,380,620
U.S. Government Sponsored Agency Securities	-	3,279,282	-	3,279,282
Municipal Obligations	-	1,720,774	-	1,720,774
Non-U.S. Dollar Denominated Bonds & Notes	-	1,251,043	-	1,251,043
Agency Credit Risk Transfer Notes	-	1,088,181	-	1,088,181
Preferred Stocks	372,091	-	-	372,091
Open Exchanged-Traded Index Options Purchased	74,775	-	-	74,775

Total Investments in Securities	446,866	300,377,573	-	300,824,439

Other Investments - Assets(a)
Forward Foreign Currency Contracts	-	13,259	-	13,259
Futures Contracts	210,779	-	-	210,779

	210,779	13,259	-	224,038

Other Investments - Liabilities(a)
Forward Foreign Currency Contracts	-	(11,552)	-	(11,552)
Futures Contracts	(2,457,480)	-	-	(2,457,480)
Options written	(11,435)	-	-	(11,435)

	(2,468,915)	(11,552)	-	(2,480,467)

Total Other Investments	(2,258,136)	1,707	-	(2,256,429)

Total Investments	$(1,811,270)	$300,379,280	$-	$298,568,010

Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$128,480,519	$-	$128,480,519
Agency Credit Risk Transfer Notes	-	75,099,641	-	75,099,641
Asset-Backed Securities	-	70,868,675	-	70,868,675
U.S. Treasury Securities	-	21,378,496	-	21,378,496
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	14,965,177	-	14,965,177
Exchange-Traded Funds	1,166,000	-	-	1,166,000
Money Market Funds	381,025	-	-	381,025

Total Investments	$1,547,025	$310,792,508	$-	$312,339,533

(a)	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 6–Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

85

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2020:

	Value
	S&P 500® Downside Hedged ETF	Total Return Bond ETF
Derivative Assets	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding(a)	$-	$13,259	$-	$-	$13,259
Unrealized appreciation on futures contracts–Exchange-Traded(b)	154,135	-	-	210,779	210,779
Purchased options, at value - Exchange-Traded	-	-	74,775	-	74,775

Total Derivative Assets	154,135	13,259	74,775	210,779	298,813

Derivatives not subject to master netting agreements	(154,135)	-	(74,775)	(210,779)	(285,554)

Total Derivative Assets subject to master netting agreements	$-	$13,259	$-	$-	$13,259

	Value
	S&P 500® Downside Hedged ETF	Total Return Bond ETF
Derivative Liabilities	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding(a)	$-	$(11,552)	$-	$-	$(11,552)
Unrealized depreciation on futures contracts–Exchange-Traded(b)	(334,046)	-	-	(2,457,480)	(2,457,480)
Options written, at value - Exchange-Traded	-	-	(11,435)	-	(11,435)

Total Derivative Liabilities	(334,046)	(11,552)	(11,435)	(2,457,480)	(2,480,467)

Derivatives not subject to master netting agreements	334,046	-	11,435	2,457,480	2,468,915

Total Derivative Liabilities subject to master netting agreements	$-	$(11,552)	$-	$-	$(11,552)

(a)

Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

(b)

Except for Total Return Bond ETF, values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts. For Total Return Bond ETF, values include cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2020:

Total Return Bond ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$5,243	$-	$5,243	$-	$-	$5,243
Citibank N.A.	6,835	(11,552)	(4,717)	-	-	(4,717)
Royal Bank of Canada	1,181	-	1,181	-	-	1,181

Total	$13,259	$(11,552)	$1,707	$-	$-	$1,707

86

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2020

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	S&P 500® Downside Hedged ETF	Total Return Bond ETF					Ultra Short Duration ETF
	Equity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$44,448	$-	$-	$44,448	$557,985
Futures contracts	1,645,050	-	-	-	676,881	676,881	-
Options purchased(a)	-	-	-	(51,608)	-	(51,608)	-
Swap agreements	-	3,894	-	-	-	3,894	-
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	1,574	-	-	1,574	59,744
Futures contracts	(215,359)	-	-	-	(2,353,776)	(2,353,776)	-
Options purchased(a)	-	-	-	10,353	-	10,353	-
Options written	-	-	-	(9,988)	-	(9,988)	-

Total	$1,429,691	$3,894	$46,022	$(51,243)	$(1,676,895)	$(1,678,222)	$617,729

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	S&P 500® Downside Hedged ETF	Total Return Bond ETF(a)	Ultra Short Duration ETF(b)
Forward foreign currency contracts	$-	$1,275,000	$28,643,405
Futures contracts	6,444,145	89,145,364	-
Options purchased	-	1,427,143	-
Options written	-	91,429	-
Swap agreements	-	579,150	-

(a)	For Total Return Bond ETF, the amounts listed for options written and swap agreements represent a two month and a one month average notional value, respectively.
(b)	For Ultra Short Duration ETF, the amount listed for forward foreign currency contracts represents a three month average notional value.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2019, as follows:

No expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate ETF	$105,383	$-	$105,383
Balanced Multi-Asset Allocation ETF	-	-	-
Conservative Multi-Asset Allocation ETF	-	-	-
Growth Multi-Asset Allocation ETF	-	-	-
Moderately Conservative Multi-Asset Allocation ETF	-	-	-
S&P 500® Downside Hedged ETF	25,057,096	53,059,524	78,116,620

87

No expiration
	Short-Term	Long-Term	Total*
Total Return Bond ETF	$-	$-	$-
Ultra Short Duration ETF	-	-	-
Variable Rate Investment Grade ETF	2,105,385	2,215,386	4,320,771

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

For the six-month period ended April 30, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate ETF	$32,122,324	$30,976,370
Balanced Multi-Asset Allocation ETF	772,983	894,117
Conservative Multi-Asset Allocation ETF	894,206	968,453
Growth Multi-Asset Allocation ETF	449,441	574,192
Moderately Conservative Multi-Asset Allocation ETF	1,163,996	1,313,205
S&P 500® Downside Hedged ETF	90,459,389	88,532,639
Total Return Bond ETF	361,095,879	202,312,408
Ultra Short Duration ETF	343,510,178	554,466,346
Variable Rate Investment Grade ETF	80,225,154	117,595,339

For the six-month period ended April 30, 2020, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), were as follows:

	Purchases	Sales
Total Return Bond ETF	$380,603,513	$432,940,193
Variable Rate Investment Grade ETF	71,853,493	82,589,954

For the six-month period ended April 30, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate ETF	$42,927,265	$27,590,355
Balanced Multi-Asset Allocation ETF	1,428,486	-
Conservative Multi-Asset Allocation ETF	1,285,021	-
Growth Multi-Asset Allocation ETF	5,913,037	4,488,242
Moderately Conservative Multi-Asset Allocation ETF	2,769,057	2,796,611
S&P 500® Downside Hedged ETF	7,865,298	5,722,204
Total Return Bond ETF	-	-
Ultra Short Duration ETF	-	-
Variable Rate Investment Grade ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Active U.S. Real Estate ETF	$4,632,230	$(19,983,117)	$(15,350,887)	$124,895,989
Balanced Multi-Asset Allocation ETF	5,634	(436,282)	(430,648)	6,168,965
Conservative Multi-Asset Allocation ETF	47,276	(186,784)	(139,508)	5,645,252
Growth Multi-Asset Allocation ETF	4,174	(650,803)	(646,629)	6,591,386
Moderately Conservative Multi-Asset Allocation ETF	22,865	(306,815)	(283,950)	6,016,922
S&P 500® Downside Hedged ETF	1,110,563	(1,150,536)	(39,973)	28,840,897

88

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Total Return Bond ETF	$9,363,121	$(10,594,073)	$(1,230,952)	$299,800,409
Ultra Short Duration ETF	6,167,154	(17,215,488)	(11,048,334)	2,272,461,544
Variable Rate Investment Grade ETF	280,170	(17,664,210)	(17,384,040)	329,723,573

NOTE 9–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee (except for Ultra Short Duration ETF), pays for such compensation for each Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units of (i) 100,000 Shares for each of Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF and Ultra Short Duration ETF; and (ii) 50,000 Shares for each of Active U.S. Real Estate ETF, S&P 500® Downside Hedged ETF, Total Return Bond ETF and Variable Rate Investment Grade ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For S&P 500® Downside Hedged ETF, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

89

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust (excluding Invesco Ultra Short Duration ETF), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. As a shareholder of the Invesco Ultra Short Duration ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

In addition to the fees and expenses which the Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco S&P 500® Downside Hedged ETF and the Invesco Total Return Bond ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Active U.S. Real Estate ETF (PSR)
Actual	$1,000.00	$821.10	0.35%	$1.58
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Actual	1,000.00	932.00	0.05	0.24
Hypothetical (5% return before expenses)	1,000.00	1,024.61	0.05	0.25

90

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Actual	$1,000.00	$972.20	0.05%	$0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.61	0.05	0.25
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Actual	1,000.00	906.40	0.05	0.24
Hypothetical (5% return before expenses)	1,000.00	1,024.61	0.05	0.25
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Actual	1,000.00	952.20	0.05	0.24
Hypothetical (5% return before expenses)	1,000.00	1,024.61	0.05	0.25
Invesco S&P 500® Downside Hedged ETF (PHDG)
Actual	1,000.00	1,117.30	0.35	1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
Invesco Total Return Bond ETF (GTO)
Actual	1,000.00	1,028.00	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
Invesco Ultra Short Duration ETF (GSY)
Actual	1,000.00	1,004.00	0.22	1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.77	0.22	1.11
Invesco Variable Rate Investment Grade ETF (VRIG)
Actual	1,000.00	966.10	0.29	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

91

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 14, 2020, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the following agreements on behalf of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF, Invesco S&P 500 ® Downside Hedged ETF and Invesco Variable Rate Investment Grade ETF (each, a “Fund” and together, the “Funds”):

●	the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for each Fund; and

●

the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 20, 2008) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year and three-year periods and underperformed its benchmark for the five-year and since-inception periods. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the three-year and five-year periods and in the 2nd quartile of its Lipper peer group for the one-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Index, S&P 500® Dynamic VEQTOR Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 6, 2012) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund outperformed the U.S. 3-Month Treasury Bill Index in each period and underperformed the S&P 500® Index and S&P 500® Dynamic VEQTOR Index in each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the three-year period, in the 2nd quartile of its Lipper peer group for the one-year and since-inception periods and in the 3rd quartile of its Lipper peer group for the five-year period.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg Barclays US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (September 22, 2016) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the three-year and since-inception periods but underperformed its benchmark for the one-year period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, three-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Balanced Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Balanced Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and

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since-inception (February 23, 2017) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund underperformed the Custom Invesco Balanced Allocation ETF Index for the one-year period but outperformed the Custom Invesco Balanced Allocation ETF Index for the since-inception period, and that the Fund underperformed the S&P 500® Index for the one-year and since-inception periods. The Board also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and in the 3rd quartile of its Lipper peer group for the since-inception period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees reviewed information on the performance of Invesco Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (February 23, 2017) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Conservative Allocation ETF Index and underperformed the S&P 500® Index for both periods. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for both periods. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees reviewed information on the performance of Invesco Growth Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Growth Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (February 23, 2017) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund underperformed the Custom Invesco Growth Allocation ETF Index for the one-year period but outperformed the Custom Invesco Growth Allocation ETF Index for the since-inception period, and the Fund underperformed the S&P 500® Index for the one-year and since-inception periods. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the since-inception period and in the 2nd quartile of its Lipper peer group for the one-year period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees reviewed information on the performance of Invesco Moderately Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Moderately Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (February 23, 2017) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Moderately Conservative Allocation ETF Index and underperformed the S&P 500® Index for both periods. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for both periods. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg Barclays U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 10, 2016) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund outperformed its benchmark and ranked in the 1st quartile of its Lipper peer group for the one-year, three-year and since-inception periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent and, for Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF, their Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function. They also noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the

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Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

0.05%:	Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF

0.30%:	Invesco Variable Rate Investment Grade ETF

0.35%:	Invesco Active U.S. Real Estate ETF

0.39%:	Invesco S&P 500® Downside Hedged ETF

0.50%:	Invesco Total Return Bond ETF

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable open-end (non-ETF) actively-managed funds for each Fund, comparable open-end (non-ETF) index funds for Invesco Active U.S. Real Estate ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF and comparable ETFs for Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco S&P 500® Downside Hedged ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF. The Trustees noted that:

●

the net expense ratio of Invesco Active U.S. Real Estate ETF was higher than the median net expense ratio of its open-end index peer funds, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

●

the net expense ratio of Invesco S&P 500® Downside Hedged ETF was lower than the net expense ratio of its ETF peer fund and lower than the median net expense ratio of its open-end actively-managed peer funds;

●

the net expense ratio of Invesco Variable Rate Investment Grade ETF was higher than the median net expense ratios of its ETF peer funds and open-end index peer fund, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

●

the net expense ratios of Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF were lower than the median net expense ratios of their ETF peer funds and open-end actively-managed peer funds; and

●

the net expense ratio of Invesco Total Return Bond ETF was higher than the median net expense ratios of its ETF peer funds and its open-end index peer funds, and was equal to the median net expense ratio of its open-end actively managed peer funds.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the Invesco Total Return Bond ETF’s advisory fee and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all the information provided, the Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

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Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF at a meeting held on April 14, 2020. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Active U.S. Real Estate ETF’s, Invesco Balanced Multi-Asset Allocation ETF’s, Invesco Conservative Multi-Asset Allocation ETF’s, Invesco Growth Multi-Asset Allocation ETF’s, Invesco Moderately Conservative Multi-Asset Allocation ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by each Sub-Adviser to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 14, 2020 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF.

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Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF and that the Sub-Advisers do not have any soft-dollar arrangements with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF. No single factor was determinative in the Board’s analysis.

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Approval of Investment Advisory and Sub-Advisory Contract (continued)

At a meeting held on April 14, 2020, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust on behalf of Invesco Ultra Short Duration ETF (the “Fund”) and the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for the Fund (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s oversight of execution of portfolio transactions on behalf of the Fund.

The Trustees reviewed information on the performance of the Fund, its benchmark indexes (ICE BofA US Treasury Bill Index and Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (February 12, 2008) periods ended December 31, 2019. Based on the information provided, the Board noted that the Fund outperformed the benchmark indexes for the one-year, three-year, five-year and since-inception periods (noting no information was provided for the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index for the since-inception period). The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, three-year and five-year periods and in the 3rd quartile of its Lipper peer group for the since-inception period. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function. They also noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s contractual advisory fee, net advisory fee, and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to the Fund is 0.20% and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets, until at least August 31, 2022.

The Trustees compared the Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper databases on the net advisory fees and net expense ratios of comparable ETFs, an open-end (non-ETF) index fund and open-end (non-ETF) actively-managed funds. The Trustees noted that the Fund’s contractual advisory fee and net expense ratio were lower than the median net advisory fees and net expense ratios of its ETF peer funds and open-end actively-managed peer funds, and were higher than the median net advisory fee and net expense ratio of its open-end index peer fund.

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Approval of Investment Advisory and Sub-Advisory Contract (continued)

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to the Fund. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

Based on all the information provided, the Trustees determined that the contractual advisory fee and net expense ratio of the Fund were reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees also noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the Fund at a meeting held on April 14, 2020. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the Fund’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by each Sub-Adviser to the Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

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Approval of Investment Advisory and Sub-Advisory Contract (continued)

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 14, 2020 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Fund’s and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Fund’s and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the Fund and that the Sub-Advisers do not have any soft-dollar arrangements with respect to the Fund. The Board concluded that the sub-advisory fee with respect to the Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-10	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Invesco Actively Managed Exchange-Traded Fund Trust

By:        /s/ Anna Paglia

Name: Anna Paglia

Title:   President

Date:   July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Anna Paglia

Name: Anna Paglia

Title:   President

Date:   July 6, 2020

By:        /s/ Kelli Gallegos

Name: Kelli Gallegos

Title:   Treasurer

Date:   July 6, 2020